UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: July 31, 2007

                    Date of reporting period: April 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 ENDEAVOR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 98.36%

BIOPHARMACEUTICALS - 3.83%
          12,340  CELGENE CORPORATION+                                                                         $           754,714
          12,840  GILEAD SCIENCES INCORPORATED+                                                                          1,049,285

                                                                                                                         1,803,999
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.86%
          13,310  LOWE'S COMPANIES INCORPORATED                                                                            406,754
                                                                                                              --------------------

BUSINESS SERVICES - 15.06%
          38,730  ADOBE SYSTEMS INCORPORATED+                                                                            1,609,619
          18,108  AUTODESK INCORPORATED+                                                                                   747,317
          41,980  CISCO SYSTEMS INCORPORATED+                                                                            1,122,545
          12,499  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,117,411
          24,460  EBAY INCORPORATED+                                                                                       830,172
           3,549  GOOGLE INCORPORATED CLASS A+                                                                           1,672,928

                                                                                                                         7,099,992
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 5.98%
          16,410  ABBOTT LABORATORIES                                                                                      929,134
           5,070  AMGEN INCORPORATED+                                                                                      325,190
          13,970  JOHNSON & JOHNSON                                                                                        897,153
          10,360  PROCTER & GAMBLE COMPANY                                                                                 666,252

                                                                                                                         2,817,729
                                                                                                              --------------------

COMMUNICATIONS - 9.83%
          17,410  AMERICAN TOWER CORPORATION CLASS A+                                                                      661,580
          14,560  AT&T INCORPORATED                                                                                        563,763
          40,825  COMCAST CORPORATION CLASS A+<<                                                                         1,088,395
          18,110  NII HOLDINGS INCORPORATED+                                                                             1,389,943
          24,382  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                    930,661

                                                                                                                         4,634,342
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 3.73%
          18,220  JPMORGAN CHASE & COMPANY                                                                                 949,262
          11,780  STATE STREET CORPORATION                                                                                 811,289

                                                                                                                         1,760,551
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 1.78%
          28,530  WILLIAMS COMPANIES INCORPORATED                                                                          841,635
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.78%
          18,640  COOPER INDUSTRIES LIMITED CLASS A                                                                        927,526
           2,880  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  158,054
          20,590  NETWORK APPLIANCE INCORPORATED+                                                                          766,154
          18,260  NVIDIA CORPORATION+                                                                                      600,571
          16,970  QUALCOMM INCORPORATED                                                                                    743,286

                                                                                                                         3,195,591
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.62%
          20,580  PAYCHEX INCORPORATED                                                                                     763,518
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 1.03%
           9,320  THE COCA-COLA COMPANY                                                                                    486,411
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 ENDEAVOR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

GENERAL MERCHANDISE STORES - 1.57%
           9,340  JC PENNEY COMPANY INCORPORATED                                                               $           738,701
                                                                                                              --------------------

HEALTH SERVICES - 3.16%
          14,620  CARDINAL HEALTH INCORPORATED                                                                           1,022,669
           5,980  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     466,560

                                                                                                                         1,489,229
                                                                                                              --------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.06%
           9,330  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    500,648
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.03%
          10,150  HILTON HOTELS CORPORATION                                                                                345,100
          23,990  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,084,588

                                                                                                                         1,429,688
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.11%
          12,960  APPLE INCORPORATED+                                                                                    1,293,408
           7,380  DEERE & COMPANY                                                                                          807,372
          16,180  HEWLETT-PACKARD COMPANY                                                                                  681,825
           4,330  RESEARCH IN MOTION LIMITED+                                                                              569,741

                                                                                                                         3,352,346
                                                                                                              --------------------

INSURANCE CARRIERS - 4.36%
           8,860  METLIFE INCORPORATED                                                                                     582,102
          18,660  WELLPOINT INCORPORATED+                                                                                1,473,580

                                                                                                                         2,055,682
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.59%
          14,440  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   751,746
                                                                                                              --------------------

MEDICAL PRODUCTS - 1.78%
           6,910  ALLERGAN INCORPORATED                                                                                    837,492
                                                                                                              --------------------

METAL MINING - 2.02%
          39,200  GOLDCORP INCORPORATED                                                                                    954,128
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 5.09%
          14,190  COSTCO WHOLESALE CORPORATION                                                                             760,158
          45,250  CVS CORPORATION                                                                                        1,639,860

                                                                                                                         2,400,018
                                                                                                              --------------------

MOTION PICTURES - 1.71%
          35,960  NEWS CORPORATION CLASS A                                                                                 805,144
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.94%
           7,270  AMERICAN EXPRESS COMPANY                                                                                 441,071
                                                                                                              --------------------

OIL & GAS EXTRACTION - 4.60%
          21,680  CHESAPEAKE ENERGY CORPORATION                                                                            731,700
          16,680  TRANSOCEAN INCORPORATED+                                                                               1,437,816

                                                                                                                         2,169,516
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 1.43%
           6,470  PRECISION CASTPARTS CORPORATION                                                                          673,592
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 ENDEAVOR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.23%
           2,040  GOLDMAN SACHS GROUP INCORPORATED                                                             $           445,964
           8,040  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    605,251

                                                                                                                         1,051,215
                                                                                                              --------------------

TOBACCO PRODUCTS - 1.02%
           6,310  LOEWS CORPORATION - CAROLINA GROUP                                                                       482,904
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.56%
           6,430  BOEING COMPANY                                                                                           597,990
          10,327  GENERAL DYNAMICS CORPORATION                                                                             810,670
           7,280  TEXTRON INCORPORATED                                                                                     740,158

                                                                                                                         2,148,818
                                                                                                              --------------------

TRANSPORTATION SERVICES - 0.60%
          14,325  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                      285,067
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $40,503,087)                                                                                  46,377,527
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 4.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
           9,688  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     9,688
             490  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              490

                                                                                                                            10,178
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 4.49%
$          5,813  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008               5,813
          29,758  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007              29,769
           7,071  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007               7,041
          16,146  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007              16,148
          16,146  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008              16,148
          48,439  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007              48,442
          25,834  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $25,838)                                               5.36       05/01/2007              25,834
          25,834  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007              25,729
           7,750  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007               7,716
          12,917  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007              12,913
          12,917  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007              12,847
          16,146  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007              16,095
           6,459  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007               6,427
           9,688  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007               9,624
          16,792  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007              16,668
          27,126  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007              26,846
          18,464  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007              18,423
          32,293  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007              32,119
          21,417  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007              21,354
           8,853  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007               8,799
          12,271  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007              12,193
           2,343  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007               2,328
           6,459  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007               6,393
          13,531  CHARTA LLC++                                                           5.31       06/22/2007              13,428
           6,459  CHEYNE FINANCE LLC                                                     5.29       06/19/2007               6,413
          41,981  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008              41,973
           2,881  CHEYNE FINANCE LLC                                                     5.30       05/14/2007               2,875
          16,146  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007              16,148
           6,459  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007               6,458
           6,901  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007               6,903

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 ENDEAVOR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          7,121  CIT GROUP INCORPORATED+/-                                              5.59%      11/23/2007   $           7,123
         193,757  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $193,786)                                              5.36       05/01/2007             193,757
           8,396  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007               8,292
           3,229  COMERICA BANK+/-                                                       5.32       02/08/2008               3,224
          26,093  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007              26,054
          51,668  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007              51,518
          16,146  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008              16,142
          32,293  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007              32,292
          24,220  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007              24,170
           9,688  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007               9,679
          25,009  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007              24,977
          16,146  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007              16,106
           3,130  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007               3,121
          23,441  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007              23,277
         141,395  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $141,416)                                              5.36       05/01/2007             141,395
          32,293  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007              32,295
           4,212  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007               4,172
           8,070  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007               8,071
          18,084  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007              18,010
          16,146  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008              16,147
           1,292  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007               1,292
          22,605  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007              22,607
          41,981  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007              41,981
          16,146  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008              16,148
           3,875  K2 (USA) LLC+++/-                                                      5.30       07/16/2007               3,875
           6,459  K2 (USA) LLC+++/-                                                      5.33       09/28/2007               6,459
           1,965  KESTREL FUNDING US LLC                                                 5.27       05/21/2007               1,959
          35,522  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008              35,521
          29,367  KESTREL FUNDING US LLC++                                               5.30       06/28/2007              29,119
          32,293  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007              32,048
           4,355  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007               4,309
          19,376  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007              19,150
          11,625  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007              11,485
          39,616  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007              39,132
           9,876  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007               9,856
           9,056  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007               9,054
           8,073  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007               8,073
           2,200  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007               2,196
          41,981  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007              41,919
          18,222  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007              18,166
          46,502  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007              46,461
           1,938  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007               1,912
          41,335  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007              41,335
          13,628  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007              13,633
          16,146  MORGAN STANLEY+/-                                                      5.31       07/12/2007              16,146
          16,146  MORGAN STANLEY+/-                                                      5.38       08/07/2007              16,146
          23,709  MORGAN STANLEY+/-                                                      5.48       07/27/2007              23,716
         142,953  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $142,974)                                              5.36       05/01/2007             142,953
           2,987  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008               2,987
           2,583  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007               2,584
          18,513  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007              18,520
          12,055  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007              12,041
          32,293  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008              32,295
           9,329  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007               9,329
           3,229  PICAROS FUNDING PLC++                                                  5.27       06/22/2007               3,205
          18,407  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007              18,433
          16,146  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007              16,146
          12,271  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007              12,271
           2,612  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007               2,613
           8,119  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007               8,102


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 ENDEAVOR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         23,251  SEDNA FINANCE INCORPORATED+++/-                                        5.29%      04/10/2008   $          23,247
          14,855  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008              14,855
           2,583  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007               2,542
          12,917  SLM CORPORATION+++/-                                                   5.33       05/12/2008              12,900
          18,084  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008              18,091
          12,917  TANGO FINANCE CORPORATION                                              5.32       07/31/2007              12,746
           3,734  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008               3,734
          16,146  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007              16,147
          16,146  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008              16,148
           6,459  VERSAILLES CDS LLC++                                                   5.31       05/11/2007               6,449
          32,293  VETRA FINANCE CORPORATION                                              5.28       06/12/2007              32,095
           4,566  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007               4,557
          14,831  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007              14,675
           1,363  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007               1,359

                                                                                                                         2,114,411
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,124,589)                                                                2,124,589
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.14%
       1,010,712  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            1,010,712
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,010,712)                                                                           1,010,712
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $43,638,388)*                                      105.01%                                               $        49,512,828

OTHER ASSETS AND LIABILITIES, NET                         (5.01)                                                        (2,360,997)
                                                       -------                                                --------------------

TOTAL NET ASSETS 100.00% $ 47,151,831 ------- -------------------- + NON-INCOME
    EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,010,712.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

  ENDEAVOR SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE


COMMON STOCKS - 93.91%

BIOPHARMACEUTICALS - 3.00%
         448,600  GILEAD SCIENCES INCORPORATED+<<                                                               $       36,659,592
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.43%
         570,100  LOWE'S COMPANIES INCORPORATED<<                                                                       17,422,256
                                                                                                              --------------------

BUSINESS SERVICES - 16.94%
       1,203,800  ADOBE SYSTEMS INCORPORATED+<<                                                                         50,029,928
          55,400  AUTODESK INCORPORATED+                                                                                 2,291,981
       1,410,800  CISCO SYSTEMS INCORPORATED+                                                                           37,724,792
         348,595  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   31,164,393
         819,600  EBAY INCORPORATED+                                                                                    27,817,224
         122,382  GOOGLE INCORPORATED CLASS A+                                                                          57,688,427

                                                                                                                       206,716,745
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 7.17%
         535,200  ABBOTT LABORATORIES                                                                                   30,303,024
         572,800  JOHNSON & JOHNSON                                                                                     36,785,216
         316,700  PROCTER & GAMBLE COMPANY                                                                              20,366,977

                                                                                                                        87,455,217
                                                                                                              --------------------

COMMUNICATIONS - 12.24%
         686,800  AMERICAN TOWER CORPORATION CLASS A+<<                                                                 26,098,400
       1,304,350  COMCAST CORPORATION CLASS A+<<                                                                        34,773,971
         803,745  NII HOLDINGS INCORPORATED+                                                                            61,687,429
         701,914  TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                   26,792,057

                                                                                                                       149,351,857
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 3.13%
         732,700  JPMORGAN CHASE & COMPANY                                                                              38,173,670
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 2.30%
         953,100  WILLIAMS COMPANIES INCORPORATED                                                                       28,116,450
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.11%
         478,500  COOPER INDUSTRIES LIMITED CLASS A                                                                     23,810,160
         600,600  QUALCOMM INCORPORATED                                                                                 26,306,280

                                                                                                                        50,116,440
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 1.64%
         253,300  JC PENNEY COMPANY INCORPORATED                                                                        20,033,497
                                                                                                              --------------------

HEALTH SERVICES - 3.92%
         422,400  CARDINAL HEALTH INCORPORATED                                                                          29,546,880
         234,200  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  18,272,284

                                                                                                                        47,819,164
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.45%
         930,100  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           42,049,821
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.30%
         439,700  APPLE INCORPORATED+                                                                                   43,882,060



HE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

  ENDEAVOR SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------



INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         493,600  HEWLETT-PACKARD COMPANY                                                                      $        20,800,304

                                                                                                                        64,682,364
                                                                                                              --------------------

INSURANCE CARRIERS - 4.05%
         626,400  WELLPOINT INCORPORATED+                                                                               49,466,808
                                                                                                              --------------------

MEDICAL PRODUCTS - 1.57%
         158,200  ALLERGAN INCORPORATED                                                                                 19,173,840
                                                                                                              --------------------

METAL MINING - 2.04%
       1,023,000  GOLDCORP INCORPORATED                                                                                 24,899,820
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 6.21%
         365,700  COSTCO WHOLESALE CORPORATION                                                                          19,590,549
       1,550,400  CVS CORPORATION                                                                                       56,186,496

                                                                                                                        75,777,045
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.68%
         338,500  AMERICAN EXPRESS COMPANY                                                                              20,536,795
                                                                                                              --------------------

OIL & GAS EXTRACTION - 5.94%
         772,500  CHESAPEAKE ENERGY CORPORATION                                                                         26,071,875
         538,600  TRANSOCEAN INCORPORATED+                                                                              46,427,320

                                                                                                                        72,499,195
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.30%
         211,000  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                15,884,080
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 6.19%
         132,000  BOEING COMPANY                                                                                        12,276,000
         478,102  GENERAL DYNAMICS CORPORATION                                                                          37,531,007
         253,700  TEXTRON INCORPORATED<<                                                                                25,793,679

                                                                                                                        75,600,686
                                                                                                              --------------------

TRANSPORTATION SERVICES - 0.30%
         186,174  HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                  3,704,863
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $993,107,024)                                                                              1,146,140,205
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 8.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
         446,774  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   446,774
          22,616  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           22,616

                                                                                                                           469,390
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 7.99%
$        268,065  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008             268,075
       1,372,342  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007           1,372,863
         326,086  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007             324,706
         744,624  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007             744,691
         744,624  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008             744,698
       2,233,872  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007           2,234,006


HE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

  ENDEAVOR SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------



COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,191,398  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,191,575)                                            5.36%      05/01/2007   $       1,191,398
       1,191,398  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007           1,186,537
         357,420  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007             355,858
         595,699  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007             595,526
         595,699  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007             592,488
         744,624  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007             742,234
         297,850  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007             296,375
         446,774  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007             443,848
         774,409  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007             768,663
       1,250,968  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007           1,238,046
         851,492  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007             849,628
       1,489,248  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007           1,481,221
         987,669  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007             984,785
         408,262  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007             405,768
         565,914  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007             562,292
         108,030  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007             107,354
         297,850  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007             294,815
         623,995  CHARTA LLC++                                                           5.31       06/22/2007             619,271
         297,850  CHEYNE FINANCE LLC                                                     5.29       06/19/2007             295,726
       1,936,022  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008           1,935,655
         132,841  CHEYNE FINANCE LLC                                                     5.30       05/14/2007             132,589
         744,624  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007             744,676
         297,850  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007             297,838
         318,252  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007             318,348
         328,379  CIT GROUP INCORPORATED+/-                                              5.59       11/23/2007             328,507
       8,935,488  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $8,936,818)                                            5.36       05/01/2007           8,935,488
         387,204  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007             382,415
         148,925  COMERICA BANK+/-                                                       5.32       02/08/2008             148,673
       1,203,312  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007           1,201,556
       2,382,797  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007           2,375,839
         744,624  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008             744,438
       1,489,248  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007           1,489,233
       1,116,936  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007           1,114,657
         446,774  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007             446,386
       1,153,363  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007           1,151,852
         744,624  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007             742,777
         144,368  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007             143,946
       1,081,045  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007           1,073,489
       6,520,705  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,521,676)                                            5.36       05/01/2007           6,520,705
       1,489,248  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007           1,489,352
         194,258  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007             192,391
         372,163  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007             372,226
         833,979  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007             830,576
         744,624  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008             744,631
          59,570  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007              59,571
       1,042,474  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007           1,042,547
       1,936,022  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007           1,936,022
         744,624  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008             744,721
         178,710  K2 (USA) LLC+++/-                                                      5.30       07/16/2007             178,724
         297,850  K2 (USA) LLC+++/-                                                      5.33       09/28/2007             297,850
          90,606  KESTREL FUNDING US LLC                                                 5.27       05/21/2007              90,341
       1,638,173  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008           1,638,124
       1,354,322  KESTREL FUNDING US LLC++                                               5.30       06/28/2007           1,342,892
       1,489,248  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007           1,477,974
         200,840  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007             198,705
         893,549  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007             883,148
         536,129  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007             529,653
       1,826,980  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007           1,804,636
         455,442  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007             454,513
         417,615  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007             417,552


HE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

  ENDEAVOR SELECT FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        372,312  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33%      06/26/2007     $       372,308
         101,448  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007             101,255
       1,936,022  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007           1,933,196
         840,323  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007             837,752
       2,144,517  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007           2,142,651
          89,355  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007              88,184
       1,906,237  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007           1,906,237
         628,463  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007             628,714
         744,624  MORGAN STANLEY+/-                                                      5.31       07/12/2007             744,624
         744,624  MORGAN STANLEY+/-                                                      5.38       08/07/2007             744,624
       1,093,406  MORGAN STANLEY+/-                                                      5.48       07/27/2007           1,093,690
       6,592,589  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,593,571)                                            5.36       05/01/2007           6,592,589
         137,755  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008             137,766
         119,140  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007             119,154
         853,786  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007             854,102
         555,936  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007             555,286
       1,489,248  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008           1,489,337
         430,204  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007             430,204
         148,925  PICAROS FUNDING PLC++                                                  5.27       06/22/2007             147,797
         848,871  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007             850,060
         744,624  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007             744,624
         565,914  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007             565,914
         120,480  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007             120,507
         374,427  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007             373,663
       1,072,259  SEDNA FINANCE INCORPORATED+++/-                                        5.29       04/10/2008           1,072,087
         685,054  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008             685,054
         119,140  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007             117,218
         595,699  SLM CORPORATION+++/-                                                   5.33       05/12/2008             594,889
         833,979  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008             834,296
         595,699  TANGO FINANCE CORPORATION                                              5.32       07/31/2007             587,824
         172,187  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008             172,183
         744,624  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007             744,669
         744,624  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008             744,676
         297,850  VERSAILLES CDS LLC++                                                   5.31       05/11/2007             297,415
       1,489,248  VETRA FINANCE CORPORATION                                              5.28       06/12/2007           1,480,149
         210,550  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007             210,150
         683,952  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007             676,784
          62,876  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007              62,666

                                                                                                                        97,510,387
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,979,777)                                                              97,979,777
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 5.41%
      65,987,470  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            65,987,470
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $65,987,470)                                                                         65,987,470
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,157,074,270)*                                   107.35%                                               $     1,310,107,452

OTHER ASSETS AND LIABILITIES, NET                         (7.35)                                                       (89,713,422)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $     1,220,394,030
                                                       -------                                                --------------------


+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $65,987,470.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.







THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.66%

AMUSEMENT & RECREATION SERVICES - 0.21%
           5,294  HARRAH'S ENTERTAINMENT INCORPORATED                                                          $           451,578
           9,608  INTERNATIONAL GAME TECHNOLOGY                                                                            366,449

                                                                                                                           818,027
                                                                                                              --------------------

APPAREL & ACCESSORY STORES - 0.47%
           2,506  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      204,640
          14,967  GAP INCORPORATED                                                                                         268,658
           9,289  KOHL'S CORPORATION+                                                                                      687,758
           9,715  LIMITED BRANDS INCORPORATED<<                                                                            267,843
           6,498  NORDSTROM INCORPORATED                                                                                   356,870

                                                                                                                         1,785,769
                                                                                                              --------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
           3,081  JONES APPAREL GROUP INCORPORATED                                                                         102,875
           2,938  LIZ CLAIBORNE INCORPORATED                                                                               131,387
           1,740  POLO RALPH LAUREN CORPORATION                                                                            160,271
           2,557  VF CORPORATION<<                                                                                         224,530

                                                                                                                           619,063
                                                                                                              --------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
           4,276  AUTONATION INCORPORATED+<<                                                                                87,401
           1,411  AUTOZONE INCORPORATED+                                                                                   187,719

                                                                                                                           275,120
                                                                                                              --------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
           1,724  RYDER SYSTEM INCORPORATED                                                                                 90,751
                                                                                                              --------------------

BIOPHARMACEUTICALS - 0.58%
          10,724  CELGENE CORPORATION+<<                                                                                   655,880
           7,483  GENZYME CORPORATION+                                                                                     488,715
          13,199  GILEAD SCIENCES INCORPORATED+                                                                          1,078,622

                                                                                                                         2,223,217
                                                                                                              --------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
           3,392  CENTEX CORPORATION                                                                                       151,860
           7,755  D.R. HORTON INCORPORATED                                                                                 172,006
           2,183  KB HOME                                                                                                   96,292
           3,917  LENNAR CORPORATION CLASS A                                                                               167,295
           6,035  PULTE HOMES INCORPORATED<<                                                                               162,342

                                                                                                                           749,795
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.98%
          57,972  HOME DEPOT INCORPORATED                                                                                2,195,400
          43,255  LOWE'S COMPANIES INCORPORATED                                                                          1,321,873
           3,169  SHERWIN-WILLIAMS COMPANY                                                                                 202,087

                                                                                                                         3,719,360
                                                                                                              --------------------

BUSINESS SERVICES - 7.32%
          16,715  ADOBE SYSTEMS INCORPORATED+                                                                              694,675
           2,809  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       168,287
           6,581  AUTODESK INCORPORATED+                                                                                   271,598
          15,631  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   699,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

BUSINESS SERVICES (CONTINUED)
           5,793  BMC SOFTWARE INCORPORATED+                                                                   $           187,519
          11,684  CA INCORPORATED                                                                                          318,506
         171,570  CISCO SYSTEMS INCORPORATED+                                                                            4,587,782
           5,129  CITRIX SYSTEMS INCORPORATED+                                                                             167,205
           4,053  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      362,338
           4,920  COMPUTER SCIENCES CORPORATION+                                                                           273,257
           9,210  COMPUWARE CORPORATION+                                                                                    90,903
           3,881  CONVERGYS CORPORATION+                                                                                    98,034
          32,275  EBAY INCORPORATED+                                                                                     1,095,414
           8,806  ELECTRONIC ARTS INCORPORATED+                                                                            443,910
          14,612  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      427,255
           3,546  EQUIFAX INCORPORATED<<                                                                                   141,131
           4,623  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      233,600
          21,389  FIRST DATA CORPORATION                                                                                   693,004
           4,845  FISERV INCORPORATED+                                                                                     257,609
           6,183  GOOGLE INCORPORATED CLASS A+                                                                           2,914,543
           5,543  IMS HEALTH INCORPORATED                                                                                  162,576
          13,313  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           168,809
           9,730  INTUIT INCORPORATED+<<                                                                                   276,819
          16,169  JUNIPER NETWORKS INCORPORATED+<<                                                                         361,539
         244,777  MICROSOFT CORPORATION                                                                                  7,328,623
           3,649  MONSTER WORLDWIDE INCORPORATED+                                                                          153,440
           5,084  NCR CORPORATION+                                                                                         256,234
           9,629  NOVELL INCORPORATED+                                                                                      70,292
           4,746  OMNICOM GROUP INCORPORATED                                                                               496,954
         113,346  ORACLE CORPORATION+                                                                                    2,130,905
           4,771  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   158,874
         102,281  SUN MICROSYSTEMS INCORPORATED+                                                                           533,907
          26,263  SYMANTEC CORPORATION+                                                                                    462,229
           9,807  UNISYS CORPORATION+                                                                                       76,887
           6,963  VERISIGN INCORPORATED+                                                                                   190,438
          34,679  YAHOO! INCORPORATED+                                                                                     972,399

                                                                                                                        27,927,139
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 10.65%
          43,831  ABBOTT LABORATORIES                                                                                    2,481,711
           6,148  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    470,322
          33,162  AMGEN INCORPORATED+                                                                                    2,127,011
           2,602  AVERY DENNISON CORPORATION                                                                               161,844
          12,529  AVON PRODUCTS INCORPORATED                                                                               498,654
           3,029  BARR PHARMACEUTICALS INCORPORATED+                                                                       146,482
           9,727  BIOGEN IDEC INCORPORATED+<<                                                                              459,212
          57,364  BRISTOL-MYERS SQUIBB COMPANY                                                                           1,655,525
           4,296  CLOROX COMPANY                                                                                           288,176
          14,583  COLGATE-PALMOLIVE COMPANY                                                                                987,852
          27,245  DOW CHEMICAL COMPANY                                                                                   1,215,399
          26,250  E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,290,713
           2,375  EASTMAN CHEMICAL COMPANY                                                                                 160,788
           5,054  ECOLAB INCORPORATED                                                                                      217,271
          28,025  ELI LILLY & COMPANY<<                                                                                  1,657,118
           3,302  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              169,789
           9,028  FOREST LABORATORIES INCORPORATED+<<                                                                      480,380
           4,429  HOSPIRA INCORPORATED+                                                                                    179,596
           2,218  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          107,950
          82,208  JOHNSON & JOHNSON                                                                                      5,279,398
           6,908  KING PHARMACEUTICALS INCORPORATED+                                                                       141,269
           6,753  MEDIMMUNE INCORPORATED+<<                                                                                382,760
          61,540  MERCK & COMPANY INCORPORATED                                                                           3,165,618
          15,438  MONSANTO COMPANY                                                                                         910,688
           6,952  MYLAN LABORATORIES INCORPORATED                                                                          152,457
         201,307  PFIZER INCORPORATED                                                                                    5,326,583
           4,657  PPG INDUSTRIES INCORPORATED                                                                              342,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
           9,100  PRAXAIR INCORPORATED                                                                         $           587,405
          89,630  PROCTER & GAMBLE COMPANY                                                                               5,764,105
           4,042  ROHM & HAAS COMPANY                                                                                      206,829
          42,260  SCHERING-PLOUGH CORPORATION                                                                            1,340,910
           3,751  SIGMA-ALDRICH CORPORATION                                                                                157,842
          38,238  WYETH                                                                                                  2,122,209

                                                                                                                        40,636,528
                                                                                                              --------------------

COAL MINING - 0.15%
           5,184  CONSOL ENERGY INCORPORATED                                                                               217,054
           7,518  PEABODY ENERGY CORPORATION                                                                               360,714

                                                                                                                           577,768
                                                                                                              --------------------

COMMUNICATIONS - 4.48%
          10,232  ALLTEL CORPORATION                                                                                       641,444
         177,369  AT&T INCORPORATED                                                                                      6,867,728
          12,877  AVAYA INCORPORATED+                                                                                      166,371
           3,163  CENTURYTEL INCORPORATED                                                                                  145,656
          14,094  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                499,350
          88,343  COMCAST CORPORATION CLASS A+<<                                                                         2,355,224
          22,004  DIRECTV GROUP INCORPORATED+                                                                              524,575
           4,276  EMBARQ CORPORATION                                                                                       256,731
           6,168  IAC/INTERACTIVECORP+<<                                                                                   235,124
          44,555  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       395,648
          82,447  SPRINT NEXTEL CORPORATION                                                                              1,651,413
          82,657  VERIZON COMMUNICATIONS INCORPORATED                                                                    3,155,844
          13,541  WINDSTREAM CORPORATION                                                                                   197,969

                                                                                                                        17,093,077
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 10.05%
         127,038  BANK OF AMERICA CORPORATION                                                                            6,466,234
          21,473  BANK OF NEW YORK COMPANY INCORPORATED                                                                    869,227
          15,395  BB&T CORPORATION<<                                                                                       640,740
         139,258  CITIGROUP INCORPORATED                                                                                 7,467,014
           4,478  COMERICA INCORPORATED                                                                                    277,233
           5,327  COMMERCE BANCORP INCORPORATED<<                                                                          178,135
           3,702  COMPASS BANCSHARES INCORPORATED                                                                          252,402
          15,800  FIFTH THIRD BANCORP                                                                                      641,322
           3,560  FIRST HORIZON NATIONAL CORPORATION<<                                                                     139,588
          14,058  HUDSON CITY BANCORP INCORPORATED                                                                         187,253
           6,689  HUNTINGTON BANCSHARES INCORPORATED<<                                                                     148,362
          98,662  JPMORGAN CHASE & COMPANY                                                                               5,140,290
          11,245  KEYCORP<<                                                                                                401,222
           2,182  M&T BANK CORPORATION                                                                                     242,944
           7,263  MARSHALL & ILSLEY CORPORATION                                                                            348,769
          11,815  MELLON FINANCIAL CORPORATION                                                                             507,218
          16,829  NATIONAL CITY CORPORATION<<                                                                              615,100
           5,356  NORTHERN TRUST CORPORATION                                                                               337,160
           9,832  PNC FINANCIAL SERVICES GROUP                                                                             728,551
          20,785  REGIONS FINANCIAL CORPORATION                                                                            729,346
          10,257  SOVEREIGN BANCORP INCORPORATED                                                                           248,937
           9,483  STATE STREET CORPORATION                                                                                 653,094
          10,091  SUNTRUST BANKS INCORPORATED<<                                                                            851,882
           9,277  SYNOVUS FINANCIAL CORPORATION                                                                            292,782
          50,312  US BANCORP                                                                                             1,728,217
          54,133  WACHOVIA CORPORATION                                                                                   3,006,547
          25,253  WASHINGTON MUTUAL INCORPORATED                                                                         1,060,121
          95,971  WELLS FARGO & COMPANY++                                                                                3,444,399
          21,928  WESTERN UNION COMPANY                                                                                    461,584

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
           3,124  ZIONS BANCORPORATION                                                                         $           255,543

                                                                                                                        38,321,216
                                                                                                              --------------------

EATING & DRINKING PLACES - 0.62%
           4,124  DARDEN RESTAURANTS INCORPORATED                                                                          171,064
          34,185  MCDONALD'S CORPORATION                                                                                 1,650,452
           2,463  WENDY'S INTERNATIONAL INCORPORATED                                                                        92,855
           7,488  YUM! BRANDS INCORPORATED<<                                                                               463,208

                                                                                                                         2,377,579
                                                                                                              --------------------

EDUCATIONAL SERVICES - 0.05%
           3,975  APOLLO GROUP INCORPORATED CLASS A+                                                                       188,018
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 4.31%
          18,866  AES CORPORATION+                                                                                         414,863
           4,671  ALLEGHENY ENERGY INCORPORATED+                                                                           249,712
           7,243  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     96,839
           5,868  AMEREN CORPORATION                                                                                       308,481
          11,267  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             565,829
           9,092  CENTERPOINT ENERGY INCORPORATED<<                                                                        171,202
           9,622  CITIZENS COMMUNICATIONS COMPANY                                                                          149,815
           6,341  CMS ENERGY CORPORATION<<                                                                                 117,435
           7,318  CONSOLIDATED EDISON INCORPORATED<<                                                                       375,121
           5,132  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  457,364
           9,912  DOMINION RESOURCES INCORPORATED<<                                                                        903,974
           5,031  DTE ENERGY COMPANY<<                                                                                     254,518
          35,709  DUKE ENERGY CORPORATION                                                                                  732,749
          11,427  DYNEGY INCORPORATED+                                                                                     107,528
           9,254  EDISON INTERNATIONAL                                                                                     484,447
          19,836  EL PASO CORPORATION                                                                                      297,540
           5,633  ENTERGY CORPORATION                                                                                      637,318
          19,036  EXELON CORPORATION                                                                                     1,435,505
           9,067  FIRSTENERGY CORPORATION                                                                                  620,545
          11,521  FPL GROUP INCORPORATED                                                                                   741,607
           2,134  INTEGRYS ENERGY GROUP INCORPORATED                                                                       119,717
           4,987  KEYSPAN CORPORATION                                                                                      206,512
           3,049  KINDER MORGAN INCORPORATED                                                                               324,901
           1,275  NICOR INCORPORATED                                                                                        65,331
           7,778  NISOURCE INCORPORATED                                                                                    191,261
           9,965  PG&E CORPORATION                                                                                         504,229
           2,840  PINNACLE WEST CAPITAL CORPORATION                                                                        137,144
          10,938  PPL CORPORATION                                                                                          477,006
           7,303  PROGRESS ENERGY INCORPORATED                                                                             369,167
           7,180  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             620,711
           2,441  QUESTAR CORPORATION                                                                                      237,094
           7,468  SEMPRA ENERGY                                                                                            474,069
          17,834  SPECTRA ENERGY CORPORATION                                                                               465,467
           5,953  TECO ENERGY INCORPORATED                                                                                 106,856
          21,264  THE SOUTHERN COMPANY                                                                                     803,567
          13,044  TXU CORPORATION                                                                                          855,426
          15,142  WASTE MANAGEMENT INCORPORATED                                                                            566,462
          16,982  WILLIAMS COMPANIES INCORPORATED                                                                          500,969
          11,582  XCEL ENERGY INCORPORATED                                                                                 279,010

                                                                                                                        16,427,291
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.91%
           3,331  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                    61,290
          15,763  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   217,845
          10,127  ALTERA CORPORATION                                                                                       228,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
           9,479  ANALOG DEVICES INCORPORATED<<                                                                 $          366,079
          13,394  BROADCOM CORPORATION CLASS A+                                                                            435,975
           2,418  CIENA CORPORATION+<<                                                                                      70,509
           5,183  COOPER INDUSTRIES LIMITED CLASS A                                                                        257,906
          22,664  EMERSON ELECTRIC COMPANY                                                                               1,064,981
         292,098  GENERAL ELECTRIC COMPANY                                                                              10,766,732
           1,860  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                           226,715
           5,246  JABIL CIRCUIT INCORPORATED                                                                               122,232
           5,998  JDS UNIPHASE CORPORATION+<<                                                                               98,847
           5,673  KLA-TENCOR CORPORATION<<                                                                                 315,135
           3,537  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 318,082
           8,501  LINEAR TECHNOLOGY CORPORATION<<                                                                          318,107
          21,877  LSI LOGIC CORPORATION+<<                                                                                 185,955
           9,109  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                                 288,937
          21,440  MICRON TECHNOLOGY INCORPORATED+<<                                                                        245,917
           4,027  MOLEX INCORPORATED                                                                                       120,327
          67,900  MOTOROLA INCORPORATED<<                                                                                1,176,707
           8,056  NATIONAL SEMICONDUCTOR CORPORATION                                                                       211,873
          10,540  NETWORK APPLIANCE INCORPORATED+                                                                          392,193
           3,572  NOVELLUS SYSTEMS INCORPORATED+<<                                                                         115,626
          10,099  NVIDIA CORPORATION+                                                                                      332,156
           6,033  PMC-SIERRA INCORPORATED+<<                                                                                46,635
           4,518  QLOGIC CORPORATION+                                                                                       80,782
          47,054  QUALCOMM INCORPORATED                                                                                  2,060,965
           4,778  ROCKWELL COLLINS INCORPORATED                                                                            313,771
          15,056  SANMINA-SCI CORPORATION+                                                                                  51,943
          12,422  TELLABS INCORPORATED+                                                                                    131,922
          41,001  TEXAS INSTRUMENTS INCORPORATED                                                                         1,409,204
           2,234  WHIRLPOOL CORPORATION<<                                                                                  236,871
           9,426  XILINX INCORPORATED                                                                                      277,878

                                                                                                                        22,548,360
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
           2,497  FLUOR CORPORATION                                                                                        238,763
           6,645  MOODY'S CORPORATION                                                                                      439,367
           9,634  PAYCHEX INCORPORATED                                                                                     357,421

                                                                                                                         1,035,551
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
           2,928  BALL CORPORATION                                                                                         148,420
           4,330  FORTUNE BRANDS INCORPORATED                                                                              346,833
          11,746  ILLINOIS TOOL WORKS INCORPORATED                                                                         602,687
           1,673  SNAP-ON INCORPORATED                                                                                      91,179

                                                                                                                         1,189,119
                                                                                                              --------------------

FINANCIAL SERVICES - 0.04%
           5,389  JANUS CAPITAL GROUP INCORPORATED<<                                                                       134,833
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 3.48%
          21,670  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,065,947
          18,541  ARCHER DANIELS MIDLAND COMPANY                                                                           717,537
           6,203  CAMPBELL SOUP COMPANY                                                                                    242,537
           7,905  COCA-COLA ENTERPRISES INCORPORATED                                                                       173,436
          14,349  CONAGRA FOODS INCORPORATED                                                                               352,698
           5,992  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                             134,281
           9,804  GENERAL MILLS INCORPORATED<<                                                                             587,260
           9,227  H.J. HEINZ COMPANY                                                                                       434,684
           3,306  HERCULES INCORPORATED+                                                                                    62,285
           7,121  KELLOGG COMPANY                                                                                          376,772

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
          46,582  KRAFT FOODS INCORPORATED CLASS A                                                             $         1,559,100
           3,698  MCCORMICK & COMPANY INCORPORATED                                                                         137,270
           1,333  MOLSON COORS BREWING COMPANY                                                                             125,675
           3,734  PEPSI BOTTLING GROUP INCORPORATED                                                                        122,513
          46,521  PEPSICO INCORPORATED                                                                                   3,074,573
          20,834  SARA LEE CORPORATION                                                                                     341,886
          57,217  THE COCA-COLA COMPANY                                                                                  2,986,155
           4,916  THE HERSHEY COMPANY                                                                                      270,183
           7,165  TYSON FOODS INCORPORATED CLASS A                                                                         150,178
           6,196  WM. WRIGLEY JR. COMPANY                                                                                  364,820

                                                                                                                        13,279,790
                                                                                                              --------------------

FOOD STORES - 0.50%
          20,110  KROGER COMPANY                                                                                           593,446
          12,512  SAFEWAY INCORPORATED                                                                                     454,186
          21,331  STARBUCKS CORPORATION+                                                                                   661,688
           3,993  WHOLE FOODS MARKET INCORPORATED<<                                                                        186,832

                                                                                                                         1,896,152
                                                                                                              --------------------

FORESTRY - 0.12%
           5,999  WEYERHAEUSER COMPANY                                                                                     475,241
                                                                                                              --------------------

FURNITURE & FIXTURES - 0.17%
           5,038  LEGGETT & PLATT INCORPORATED                                                                             118,494
          11,123  MASCO CORPORATION                                                                                        302,657
           7,885  NEWELL RUBBERMAID INCORPORATED                                                                           241,833

                                                                                                                           662,984
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 1.86%
           3,110  BIG LOTS INCORPORATED+                                                                                   100,142
           8,863  DOLLAR GENERAL CORPORATION                                                                               189,225
           4,307  FAMILY DOLLAR STORES INCORPORATED                                                                        137,135
          13,056  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 573,420
           6,390  JC PENNEY COMPANY INCORPORATED                                                                           505,385
           2,360  SEARS HOLDINGS CORPORATION+<<                                                                            450,548
          24,397  TARGET CORPORATION<<                                                                                   1,448,450
          12,927  TJX COMPANIES INCORPORATED                                                                               360,534
          69,853  WAL-MART STORES INCORPORATED                                                                           3,347,356

                                                                                                                         7,112,195
                                                                                                              --------------------

HEALTH SERVICES - 0.53%
          11,370  CARDINAL HEALTH INCORPORATED                                                                             795,332
           3,476  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              274,395
           2,070  MANOR CARE INCORPORATED                                                                                  134,322
           8,182  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     638,360
          13,396  TENET HEALTHCARE CORPORATION+<<                                                                           99,398
           2,911  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                    79,470

                                                                                                                         2,021,277
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 1.21%
           2,771  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        153,236
           6,260  ARCHSTONE-SMITH TRUST<<                                                                                  326,209
           2,253  AVALONBAY COMMUNITIES INCORPORATED                                                                       275,452
           3,378  BOSTON PROPERTIES INCORPORATED                                                                           397,118
           3,601  DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                              234,425
           8,351  EQUITY RESIDENTIAL<<                                                                                     387,737

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          14,793  HOST HOTELS & RESORTS INCORPORATED<<                                                          $          379,293
           6,420  KIMCO REALTY CORPORATION<<                                                                               308,609
           5,036  PLUM CREEK TIMBER COMPANY                                                                                199,929
           7,278  PROLOGIS                                                                                                 471,614
           3,484  PUBLIC STORAGE INCORPORATED<<                                                                            325,127
           6,294  SIMON PROPERTY GROUP INCORPORATED<<                                                                      725,572
           3,703  VORNADO REALTY TRUST                                                                                     439,287

                                                                                                                         4,623,608
                                                                                                              --------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
           8,049  BED BATH & BEYOND INCORPORATED+                                                                          327,916
          11,499  BEST BUY COMPANY INCORPORATED                                                                            536,428
           4,043  CIRCUIT CITY STORES INCORPORATED                                                                          70,550

                                                                                                                           934,894
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.37%
          11,048  HILTON HOTELS CORPORATION                                                                                375,632
           9,366  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              423,437
           6,102  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         408,956
           5,365  WYNDHAM WORLDWIDE CORPORATION+                                                                           185,629

                                                                                                                         1,393,654
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.67%
          20,846  3M COMPANY                                                                                             1,725,423
           4,962  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 273,208
          24,482  APPLE INCORPORATED+                                                                                    2,443,304
          39,678  APPLIED MATERIALS INCORPORATED<<                                                                         762,611
           9,096  BAKER HUGHES INCORPORATED                                                                                731,227
           1,863  BLACK & DECKER CORPORATION                                                                               169,011
          18,344  CATERPILLAR INCORPORATED                                                                               1,332,141
           2,959  CUMMINS INCORPORATED                                                                                     272,701
           6,443  DEERE & COMPANY                                                                                          704,864
          64,526  DELL INCORPORATED+<<                                                                                   1,626,700
           5,814  DOVER CORPORATION                                                                                        279,770
           4,152  EATON CORPORATION                                                                                        370,400
          59,882  EMC CORPORATION                                                                                          909,009
          76,025  HEWLETT-PACKARD COMPANY                                                                                3,203,694
           8,743  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   390,375
         163,814  INTEL CORPORATION                                                                                      3,522,001
          42,765  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,371,011
           2,727  LEXMARK INTERNATIONAL INCORPORATED+                                                                      148,622
           4,993  NATIONAL OILWELL VARCO INCORPORATED+                                                                     423,656
           3,493  PALL CORPORATION                                                                                         146,531
           3,288  PARKER HANNIFIN CORPORATION                                                                              302,956
           6,257  PITNEY BOWES INCORPORATED                                                                                300,336
           6,458  SANDISK CORPORATION+<<                                                                                   280,600
           5,663  SMITH INTERNATIONAL INCORPORATED<<                                                                       296,968
          25,679  SOLECTRON CORPORATION+<<                                                                                  86,025
           2,352  STANLEY WORKS                                                                                            137,075
           2,914  TEREX CORPORATION+                                                                                       226,855

                                                                                                                        25,437,074
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
           8,475  AON CORPORATION                                                                                          328,406
           4,735  HUMANA INCORPORATED+                                                                                     299,441
          15,701  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  498,664

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

INSURANCE AGENTS, BROKERS & SERVICE (CONTINUED)
           9,733  UNUMPROVIDENT CORPORATION                                                                    $           242,157

                                                                                                                         1,368,668
                                                                                                              --------------------

INSURANCE CARRIERS - 5.71%
           9,280  ACE LIMITED                                                                                              551,789
          14,668  AETNA INCORPORATED                                                                                       687,636
          13,972  AFLAC INCORPORATED                                                                                       717,322
          17,575  ALLSTATE CORPORATION                                                                                   1,095,274
           2,907  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     266,863
          73,899  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              5,166,279
           2,849  ASSURANT INCORPORATED<<                                                                                  163,903
          11,606  CHUBB CORPORATION                                                                                        624,751
           2,768  CIGNA CORPORATION                                                                                        430,673
           4,909  CINCINNATI FINANCIAL CORPORATION                                                                         222,083
          12,520  GENWORTH FINANCIAL INCORPORATED                                                                          456,855
           9,095  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           920,414
           7,862  LINCOLN NATIONAL CORPORATION                                                                             559,381
          12,812  LOEWS CORPORATION                                                                                        606,264
           3,827  MBIA INCORPORATED<<                                                                                      266,206
          21,379  METLIFE INCORPORATED                                                                                   1,404,600
           2,358  MGIC INVESTMENT CORPORATION<<                                                                            145,276
           7,609  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   483,095
          21,147  PROGRESSIVE CORPORATION                                                                                  487,861
          13,322  PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,265,590
           2,998  SAFECO CORPORATION                                                                                       200,087
           2,783  TORCHMARK CORPORATION                                                                                    190,079
          19,190  TRAVELERS COMPANIES INCORPORATED                                                                       1,038,179
          38,470  UNITEDHEALTH GROUP INCORPORATED                                                                        2,041,218
          17,396  WELLPOINT INCORPORATED+                                                                                1,373,762
           5,142  XL CAPITAL LIMITED CLASS A                                                                               400,973

                                                                                                                        21,766,413
                                                                                                              --------------------

LEATHER & LEATHER PRODUCTS - 0.13%
          10,514  COACH INCORPORATED+                                                                                      513,399
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.43%
          11,466  AGILENT TECHNOLOGIES INCORPORATED+                                                                       394,086
           5,213  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             162,854
           1,543  BAUSCH & LOMB INCORPORATED                                                                                90,775
           6,947  BECTON DICKINSON & COMPANY                                                                               546,659
          33,640  BOSTON SCIENTIFIC CORPORATION+                                                                           519,402
           2,933  C.R. BARD INCORPORATED                                                                                   243,820
           6,760  DANAHER CORPORATION<<                                                                                    481,244
           8,166  EASTMAN KODAK COMPANY<<                                                                                  203,415
           1,531  MILLIPORE CORPORATION+                                                                                   113,034
           3,460  PERKINELMER INCORPORATED                                                                                  83,732
           4,509  QUEST DIAGNOSTICS INCORPORATED<<                                                                         220,445
          12,674  RAYTHEON COMPANY                                                                                         678,566
           4,705  ROCKWELL AUTOMATION INCORPORATED                                                                         280,136
           2,321  TEKTRONIX INCORPORATED                                                                                    68,214
           5,390  TERADYNE INCORPORATED+<<                                                                                  94,056
          11,931  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 621,128
           2,884  WATERS CORPORATION+                                                                                      171,396
          26,956  XEROX CORPORATION+                                                                                       498,686

                                                                                                                         5,471,648
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES - 0.60%
          32,710  MEDTRONIC INCORPORATED<<                                                                               1,731,340
           9,778  ST. JUDE MEDICAL INCORPORATED+                                                                           418,401

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEDICAL EQUIPMENT & SUPPLIES (CONTINUED)
           3,648  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                         $           153,982

                                                                                                                         2,303,723
                                                                                                              --------------------

MEDICAL MANAGEMENT SERVICES - 0.07%
           4,529  COVENTRY HEALTH CARE INCORPORATED+                                                                       261,912
                                                                                                              --------------------

MEDICAL PRODUCTS - 0.80%
           4,367  ALLERGAN INCORPORATED                                                                                    529,280
          18,458  BAXTER INTERNATIONAL INCORPORATED                                                                      1,045,277
           6,957  BIOMET INCORPORATED                                                                                      300,542
           8,469  STRYKER CORPORATION<<                                                                                    549,977
           6,736  ZIMMER HOLDINGS INCORPORATED+                                                                            609,473

                                                                                                                         3,034,549
                                                                                                              --------------------

METAL MINING - 0.33%
          10,647  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    715,053
          12,809  NEWMONT MINING CORPORATION                                                                               534,135

                                                                                                                         1,249,188
                                                                                                              --------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
           2,698  VULCAN MATERIALS COMPANY                                                                                 333,662
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
           4,569  HASBRO INCORPORATED                                                                                      144,426
          11,168  MATTEL INCORPORATED<<                                                                                    316,054
           3,844  TIFFANY & COMPANY<<                                                                                      183,320
          56,164  TYCO INTERNATIONAL LIMITED                                                                             1,832,631

                                                                                                                         2,476,431
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 1.44%
           8,834  AMAZON.COM INCORPORATED+<<                                                                               541,789
          12,848  COSTCO WHOLESALE CORPORATION                                                                             688,267
          43,752  CVS CORPORATION                                                                                        1,585,572
           1,729  DILLARD'S INCORPORATED CLASS A<<                                                                          59,875
           3,852  EXPRESS SCRIPTS INCORPORATED+<<                                                                          368,059
           7,853  OFFICE DEPOT INCORPORATED+                                                                               264,018
           2,129  OFFICEMAX INCORPORATED                                                                                   104,789
           3,868  RADIOSHACK CORPORATION<<                                                                                 112,443
          20,367  STAPLES INCORPORATED                                                                                     505,089
          28,429  WALGREEN COMPANY                                                                                       1,248,033

                                                                                                                         5,477,934
                                                                                                              --------------------

MOTION PICTURES - 1.51%
          66,645  NEWS CORPORATION CLASS A                                                                               1,492,182
         108,383  TIME WARNER INCORPORATED                                                                               2,235,941
          58,186  WALT DISNEY COMPANY                                                                                    2,035,346

                                                                                                                         5,763,469
                                                                                                              --------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.80%
           8,723  FEDEX CORPORATION                                                                                        919,753
          30,293  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             2,133,536

                                                                                                                         3,053,289
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.94%
          33,869  AMERICAN EXPRESS COMPANY                                                                     $         2,054,832
          11,663  CAPITAL ONE FINANCIAL CORPORATION                                                                        866,094
           5,496  CIT GROUP INCORPORATED                                                                                   327,836
          16,755  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      621,275
          27,493  FANNIE MAE                                                                                             1,619,888
          19,685  FREDDIE MAC                                                                                            1,275,194
          11,659  SLM CORPORATION                                                                                          627,604

                                                                                                                         7,392,723
                                                                                                              --------------------

OIL & GAS EXTRACTION - 2.77%
          13,154  ANADARKO PETROLEUM CORPORATION                                                                           613,766
           9,401  APACHE CORPORATION                                                                                       681,573
           8,329  BJ SERVICES COMPANY                                                                                      238,709
          11,630  CHESAPEAKE ENERGY CORPORATION<<                                                                          392,513
          12,625  DEVON ENERGY CORPORATION                                                                                 919,984
           4,285  ENSCO INTERNATIONAL INCORPORATED                                                                         241,588
           6,930  EOG RESOURCES INCORPORATED                                                                               508,939
          25,959  HALLIBURTON COMPANY<<                                                                                    824,717
           7,910  NABORS INDUSTRIES LIMITED+                                                                               254,069
           3,820  NOBLE CORPORATION                                                                                        321,682
          23,806  OCCIDENTAL PETROLEUM CORPORATION                                                                       1,206,964
           3,138  ROWAN COMPANIES INCORPORATED<<                                                                           114,976
          33,477  SCHLUMBERGER LIMITED                                                                                   2,471,607
           8,321  TRANSOCEAN INCORPORATED+                                                                                 717,270
           9,605  WEATHERFORD INTERNATIONAL LIMITED+                                                                       504,166
          10,452  XTO ENERGY INCORPORATED                                                                                  567,230

                                                                                                                        10,579,753
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 0.28%
           2,970  BEMIS COMPANY INCORPORATED                                                                                98,663
          12,856  INTERNATIONAL PAPER COMPANY<<                                                                            484,928
           5,182  MEADWESTVACO CORPORATION                                                                                 172,872
           3,774  PACTIV CORPORATION+                                                                                      130,505
           2,986  TEMPLE-INLAND INCORPORATED                                                                               176,891

                                                                                                                         1,063,859
                                                                                                              --------------------

PERSONAL SERVICES - 0.09%
           3,856  CINTAS CORPORATION                                                                                       144,484
           9,155  H & R BLOCK INCORPORATED                                                                                 206,995

                                                                                                                           351,479
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.33%
           1,583  ASHLAND INCORPORATED                                                                                      94,901
          61,292  CHEVRON CORPORATION                                                                                    4,767,905
          46,701  CONOCOPHILLIPS                                                                                         3,238,714
         161,724  EXXON MOBIL CORPORATION                                                                               12,837,651
           7,674  HESS CORPORATION                                                                                         435,500
           9,824  MARATHON OIL CORPORATION                                                                                 997,627
           5,329  MURPHY OIL CORPORATION                                                                                   295,440
           3,446  SUNOCO INCORPORATED                                                                                      260,276
          17,160  VALERO ENERGY CORPORATION                                                                              1,205,147

                                                                                                                        24,133,161
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 0.54%
          24,699  ALCOA INCORPORATED                                                                                       876,568
           2,896  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      317,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

PRIMARY METAL INDUSTRIES (CONTINUED)
           8,553  NUCOR CORPORATION                                                                            $           542,773
           3,365  UNITED STATES STEEL CORPORATION                                                                          341,682

                                                                                                                         2,078,367
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.86%
          20,964  CBS CORPORATION CLASS B<<                                                                                666,026
           1,855  DOW JONES & COMPANY INCORPORATED                                                                          67,392
           2,371  E.W. SCRIPPS COMPANY CLASS A                                                                             102,664
           6,670  GANNETT COMPANY INCORPORATED                                                                             380,590
          10,082  MCGRAW-HILL COMPANIES INCORPORATED<<                                                                     660,673
           1,105  MEREDITH CORPORATION                                                                                      64,002
           4,088  NEW YORK TIMES COMPANY CLASS A<<                                                                          95,659
           6,203  RR DONNELLEY & SONS COMPANY                                                                              249,361
           5,048  TRIBUNE COMPANY                                                                                          165,574
          19,661  VIACOM INCORPORATED CLASS B+<<                                                                           811,016

                                                                                                                         3,262,957
                                                                                                              --------------------

RAILROAD TRANSPORTATION - 0.76%
          10,196  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 892,558
          12,407  CSX CORPORATION                                                                                          535,610
          11,276  NORFOLK SOUTHERN CORPORATION                                                                             600,334
           7,690  UNION PACIFIC CORPORATION                                                                                878,583

                                                                                                                         2,907,085
                                                                                                              --------------------

REAL ESTATE - 0.05%
           5,305  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                           179,574
                                                                                                              --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
           4,583  SEALED AIR CORPORATION                                                                                   150,781
           5,120  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                    170,291

                                                                                                                           321,072
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.20%
           6,794  AMERIPRISE FINANCIAL INCORPORATED                                                                        404,039
           3,402  BEAR STEARNS COMPANIES INCORPORATED                                                                      529,691
          29,174  CHARLES SCHWAB CORPORATION                                                                               557,807
             989  CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                      511,066
          12,133  E*TRADE FINANCIAL CORPORATION+                                                                           267,897
           2,529  FEDERATED INVESTORS INCORPORATED CLASS B                                                                  96,507
           4,755  FRANKLIN RESOURCES INCORPORATED                                                                          624,379
          11,684  GOLDMAN SACHS GROUP INCORPORATED                                                                       2,554,239
           3,735  LEGG MASON INCORPORATED                                                                                  370,475
          14,943  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,124,909
          25,120  MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,266,578
          30,239  MORGAN STANLEY                                                                                         2,540,378
           7,536  T. ROWE PRICE GROUP INCORPORATED<<                                                                       374,388

                                                                                                                        12,222,353
                                                                                                              --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
          44,588  CORNING INCORPORATED+                                                                                  1,057,627
                                                                                                              --------------------

TOBACCO PRODUCTS - 1.23%
          59,611  ALTRIA GROUP INCORPORATED                                                                              4,108,390
           4,870  REYNOLDS AMERICAN INCORPORATED<<                                                                         312,946

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TOBACCO PRODUCTS (CONTINUED)
           4,562  UST INCORPORATED<<                                                                            $          258,574

                                                                                                                         4,679,910
                                                                                                              --------------------

TRANSPORTATION BY AIR - 0.08%
          22,395  SOUTHWEST AIRLINES COMPANY                                                                               321,368
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 3.04%
          22,419  BOEING COMPANY                                                                                         2,084,967
           2,577  BRUNSWICK CORPORATION<<                                                                                   84,423
          53,758  FORD MOTOR COMPANY+<<                                                                                    432,214
          11,524  GENERAL DYNAMICS CORPORATION                                                                             904,634
          16,066  GENERAL MOTORS CORPORATION<<                                                                             501,741
           4,842  GENUINE PARTS COMPANY                                                                                    239,243
           3,561  GOODRICH CORPORATION                                                                                     202,407
           7,315  HARLEY-DAVIDSON INCORPORATED<<                                                                           463,186
          22,722  HONEYWELL INTERNATIONAL INCORPORATED<<                                                                 1,231,078
           5,163  ITT CORPORATION                                                                                          329,451
           5,581  JOHNSON CONTROLS INCORPORATED                                                                            571,104
          10,080  LOCKHEED MARTIN CORPORATION                                                                              969,091
           9,949  NORTHROP GRUMMAN CORPORATION                                                                             732,346
           7,052  PACCAR INCORPORATED<<                                                                                    592,227
           3,558  TEXTRON INCORPORATED                                                                                     361,742
          28,285  UNITED TECHNOLOGIES CORPORATION                                                                        1,898,772

                                                                                                                        11,598,626
                                                                                                              --------------------

TRANSPORTATION SERVICES - 0.07%
           4,916  CH ROBINSON WORLDWIDE INCORPORATED                                                                       262,809
                                                                                                              --------------------

TRAVEL & RECREATION - 0.16%
          12,566  CARNIVAL CORPORATION<<                                                                                    614,352
                                                                                                              --------------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.65%
           5,381  AMERISOURCEBERGEN CORPORATION                                                                            268,996
           2,238  BROWN-FORMAN CORPORATION CLASS B                                                                         143,075
           3,662  DEAN FOODS COMPANY+                                                                                      133,407
           8,390  MCKESSON CORPORATION                                                                                     493,584
          10,737  NIKE INCORPORATED CLASS B<<                                                                              578,295
           5,902  SUPERVALU INCORPORATED                                                                                   270,902
          17,525  SYSCO CORPORATION                                                                                        573,769

                                                                                                                         2,462,028
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS - 0.32%
          12,965  KIMBERLY-CLARK CORPORATION                                                                               922,719
           3,952  PATTERSON COMPANIES INCORPORATED+                                                                        142,509
           2,034  W.W. GRAINGER INCORPORATED                                                                               168,058

                                                                                                                         1,233,286
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $191,285,525)                                                                                376,371,124
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 11.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         204,132  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   204,132
          10,333  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           10,333

                                                                                                                           214,465
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS - 11.68%
$        122,479  AMERICAN GENERAL FINANCE CORPORATION+++/-                            5.37%      05/14/2008   $           122,484
         627,025  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47       08/16/2007               627,264
         148,989  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.31       05/30/2007               148,359
         340,220  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.34       10/25/2007               340,251
         340,220  BANCO SANTANDER TOTTA LOAN+++/-                                      5.32       05/16/2008               340,254
       1,020,660  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007             1,020,721
         544,352  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $544,433)                                            5.36       05/01/2007               544,352
         544,352  BUCKINGHAM II CDO LLC                                                5.31       05/29/2007               542,131
         163,306  CAIRN HIGH GRADE FUNDING I LLC++                                     5.27       05/31/2007               162,592
         272,176  CAIRN HIGH GRADE FUNDING I LLC++                                     5.28       05/03/2007               272,097
         272,176  CAIRN HIGH GRADE FUNDING I LLC                                       5.28       06/07/2007               270,709
         340,220  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       05/23/2007               339,128
         136,088  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/04/2007               135,414
         204,132  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/15/2007               202,795
         353,829  CAIRN HIGH GRADE FUNDING I LLC++                                     5.30       06/21/2007               351,203
         571,569  CAIRN HIGH GRADE FUNDING I LLC++                                     5.33       07/11/2007               565,665
         389,048  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       05/16/2007               388,196
         680,440  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       06/07/2007               676,772
         451,268  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       05/21/2007               449,950
         186,536  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/12/2007               185,396
         258,567  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/14/2007               256,912
          49,359  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30       06/13/2007                49,050
         136,088  CEDAR SPRINGS CAPITAL COMPANY                                        5.30       07/10/2007               134,701
         285,104  CHARTA LLC++                                                         5.31       06/22/2007               282,946
         136,088  CHEYNE FINANCE LLC                                                   5.29       06/19/2007               135,118
         884,572  CHEYNE FINANCE LLC+++/-                                              5.29       02/25/2008               884,404
          60,695  CHEYNE FINANCE LLC                                                   5.30       05/14/2007                60,580
         340,220  CHEYNE FINANCE LLC SERIES MTN+++/-                                   5.32       07/16/2007               340,244
         136,088  CIT GROUP INCORPORATED+/-                                            5.42       12/19/2007               136,083
         145,410  CIT GROUP INCORPORATED+/-                                            5.57       09/20/2007               145,454
         150,037  CIT GROUP INCORPORATED+/-                                            5.59       11/23/2007               150,096
       4,082,639  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $4,083,247)                                          5.36       05/01/2007             4,082,639
         176,914  COBBLER FUNDING LIMITED++                                            5.33       07/25/2007               174,726
          68,044  COMERICA BANK+/-                                                     5.32       02/08/2008                67,929
         549,795  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/11/2007               548,993
       1,088,704  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/21/2007             1,085,525
         340,220  CULLINAN FINANCE CORPORATION+++/-                                    5.32       02/12/2008               340,135
         680,440  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                        5.28       06/25/2007               680,433
         510,330  DEER VALLEY FUNDING LLC++                                            5.27       05/15/2007               509,289
         204,132  DEER VALLEY FUNDING LLC                                              5.31       05/07/2007               203,954
         526,973  DEER VALLEY FUNDING LLC++                                            5.31       05/10/2007               526,283
         340,220  DEER VALLEY FUNDING LLC++                                            5.31       05/18/2007               339,376
          65,962  DEER VALLEY FUNDING LLC++                                            5.31       05/21/2007                65,769
         493,931  DEER VALLEY FUNDING LLC++                                            5.32       06/18/2007               490,479
       2,979,321  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,979,765)                                          5.36       05/01/2007             2,979,321
         680,440  FIVE FINANCE INCORPORATED SERIES MTN+++/-                            5.37       06/13/2007               680,488
          88,757  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.27       07/06/2007                87,904
         170,042  GENWORTH FINANCIAL INCORPORATED+/-                                   5.50       06/15/2007               170,071
         381,046  GEORGE STREET FINANCE LLC++                                          5.31       05/29/2007               379,492
         340,220  HARRIER FINANCE FUNDING LLC+++/-                                     5.30       01/11/2008               340,223
          27,218  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                          5.42       05/15/2007                27,218
         476,308  IBM CORPORATION SERIES MTN+/-                                        5.35       06/28/2007               476,341
         884,572  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       09/17/2007               884,572
         340,220  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.32       05/23/2008               340,264
          81,653  K2 (USA) LLC+++/-                                                    5.30       07/16/2007                81,659
         136,088  K2 (USA) LLC+++/-                                                    5.33       09/28/2007               136,088
          41,398  KESTREL FUNDING US LLC                                               5.27       05/21/2007                41,277
         748,484  KESTREL FUNDING US LLC+++/-                                          5.29       02/25/2008               748,461
         618,792  KESTREL FUNDING US LLC++                                             5.30       06/28/2007               613,569
         680,440  KLIO III FUNDING CORPORATION++                                       5.31       06/22/2007               675,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         91,764  KLIO III FUNDING CORPORATION++                                       5.32%      07/13/2007   $            90,789
         408,264  KLIO III FUNDING CORPORATION++                                       5.32       07/20/2007               403,512
         244,958  KLIO III FUNDING CORPORATION++                                       5.32       07/23/2007               241,999
         834,750  KLIO III FUNDING CORPORATION++                                       5.33       07/24/2007               824,541
         208,092  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       05/15/2007               207,668
         190,809  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.32       05/02/2007               190,780
         170,110  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33       06/26/2007               170,108
          46,352  LIBERTY HARBOUR CDO II LIMITED                                       5.30       05/14/2007                46,263
         884,572  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/11/2007               883,280
         383,945  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/22/2007               382,770
         979,833  LIQUID FUNDING LIMITED                                               5.30       05/07/2007               978,981
          40,826  LIQUID FUNDING LIMITED                                               5.31       07/30/2007                40,292
         870,963  LIQUID FUNDING LIMITED+++/-                                          5.33       11/13/2007               870,963
         287,146  METLIFE GLOBAL FUNDING I+++/-                                        5.42       10/05/2007               287,260
         340,220  MORGAN STANLEY+/-                                                    5.31       07/12/2007               340,220
         340,220  MORGAN STANLEY+/-                                                    5.38       08/07/2007               340,220
         499,579  MORGAN STANLEY+/-                                                    5.48       07/27/2007               499,709
       3,012,165  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $3,012,613)                                          5.36       05/01/2007             3,012,165
          62,941  MORGAN STANLEY SERIES EXL+/-                                         5.38       05/15/2008                62,946
          54,435  NATIONAL CITY BANK+/-                                                5.41       09/04/2007                54,442
         390,096  NATIONWIDE BUILDING SOCIETY+++/-                                     5.48       07/20/2007               390,241
         254,008  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.30       05/09/2007               253,711
         680,440  NORTHERN ROCK PLC+++/-SS.                                            5.34       06/04/2008               680,481
         196,561  PARAGON MORTGAGES PLC SERIES 12A+++/-                                5.30       05/15/2007               196,561
          68,044  PICAROS FUNDING PLC++                                                5.27       06/22/2007                67,529
         387,851  PREMIUM ASSET TRUST+++/-                                             5.47       12/21/2007               388,394
         340,220  PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.36       12/16/2007               340,220
         258,567  PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.37       08/27/2007               258,567
          55,048  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.37       10/22/2007                55,060
         171,076  REGENCY MARKETS #1 LLC++                                             5.26       05/15/2007               170,727
         489,917  SEDNA FINANCE INCORPORATED+++/-                                      5.29       04/10/2008               489,838
         313,002  SHIPROCK FINANCE SERIES 2007-4A+++/-                                 5.39       04/11/2008               313,002
          54,435  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.23       08/20/2007                53,557
         272,176  SLM CORPORATION+++/-                                                 5.33       05/12/2008               271,806
         381,046  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.35       04/03/2008               381,191
         272,176  TANGO FINANCE CORPORATION                                            5.32       07/31/2007               268,578
          78,672  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/08/2008                78,671
         340,220  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.33       06/15/2007               340,240
         340,220  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.34       05/08/2008               340,244
         136,088  VERSAILLES CDS LLC++                                                 5.31       05/11/2007               135,889
         680,440  VETRA FINANCE CORPORATION                                            5.28       06/12/2007               676,282
          96,201  WHISTLEJACKET CAPITAL LIMITED                                        5.30       05/14/2007                96,018
         312,499  WHISTLEJACKET CAPITAL LIMITED                                        5.31       07/12/2007               309,224
          28,728  WORLD OMNI VEHICLE LEASING++                                         5.30       05/24/2007                28,631

                                                                                                                        44,552,658
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,767,123)                                                              44,767,123
                                                                                                              --------------------
SHARES

RIGHTS - 0.00%
          12,100  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                              --------------------

SHORT-TERM INVESTMENTS - 0.28%
         859,052  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              859,052
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

US TREASURY BILLS - 0.06%
$         35,000  US TREASURY BILL^                                                    4.94%      05/10/2007   $            34,956
          20,000  US TREASURY BILL^                                                    4.98       05/10/2007                19,975
         165,000  US TREASURY BILL^                                                    4.95       08/09/2007               162,805

                                                                                                                           217,736
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,076,715)                                                                           1,076,788
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $237,129,363)*                                     110.68%                                               $       422,215,035

OTHER ASSETS AND LIABILITIES, NET                        (10.68)                                                       (40,737,093)
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       381,477,942
                                                        -------                                               --------------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,743,991.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
^   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 97.85%

APPAREL & ACCESSORY STORES - 2.99%
          94,700  GAP INCORPORATED                                                                             $         1,699,865
                                                                                                              --------------------

BIOPHARMACEUTICALS - 3.37%
          50,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                            1,915,500
                                                                                                              --------------------

BUSINESS SERVICES - 11.82%
          69,500  CISCO SYSTEMS INCORPORATED+                                                                            1,858,430
          71,400  FIRST DATA CORPORATION                                                                                 2,313,360
          78,000  MICROSOFT CORPORATION                                                                                  2,335,320
          12,000  SYMANTEC CORPORATION+                                                                                    211,200

                                                                                                                         6,718,310
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 14.79%
          22,000  JOHNSON & JOHNSON                                                                                      1,412,840
          55,500  MEDIMMUNE INCORPORATED<<+                                                                              3,145,740
          75,000  PFIZER INCORPORATED                                                                                    1,984,500
          33,500  WYETH                                                                                                  1,859,250

                                                                                                                         8,402,330
                                                                                                              --------------------

COMMUNICATIONS - 2.55%
          54,900  COMCAST CORPORATION CLASS A+                                                                           1,449,360
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 13.67%
          39,500  BANK OF AMERICA CORPORATION                                                                            2,010,550
          41,000  CITIGROUP INCORPORATED                                                                                 2,198,420
          34,600  JPMORGAN CHASE & COMPANY                                                                               1,802,660
          83,500  WESTERN UNION COMPANY                                                                                  1,757,675

                                                                                                                         7,769,305
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.75%
          11,900  ANALOG DEVICES INCORPORATED                                                                              459,578
          61,000  GENERAL ELECTRIC COMPANY                                                                               2,248,460
          18,600  NOVELLUS SYSTEMS INCORPORATED<<+                                                                          602,082
          31,600  VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                                    526,140

                                                                                                                         3,836,260
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 6.75%
          80,000  DOLLAR GENERAL CORPORATION                                                                             1,708,000
          44,400  WAL-MART STORES INCORPORATED                                                                           2,127,648

                                                                                                                         3,835,648
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.68%
          22,000  3M COMPANY                                                                                             1,820,940
          23,000  DELL INCORPORATED+                                                                                       579,830
          91,300  INTEL CORPORATION                                                                                      1,962,950

                                                                                                                         4,363,720
                                                                                                              --------------------

INSURANCE CARRIERS - 4.67%
          30,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,097,300
          24,000  PROGRESSIVE CORPORATION                                                                                  553,680

                                                                                                                         2,650,980
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.42%
          89,000  BOSTON SCIENTIFIC CORPORATION+                                                               $         1,374,160
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.90%
          68,000  TYCO INTERNATIONAL LIMITED                                                                             2,218,840
                                                                                                              --------------------

MOTION PICTURES - 3.74%
         103,000  TIME WARNER INCORPORATED                                                                               2,124,890
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.83%
           6,500  DEVON ENERGY CORPORATION                                                                                 473,655
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.68%
          26,500  CHEVRON CORPORATION                                                                                    2,061,435
          24,500  CONOCOPHILLIPS                                                                                         1,699,075
           7,600  EXXON MOBIL CORPORATION                                                                                  603,288

                                                                                                                         4,363,798
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.24%
           5,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     451,150
          23,300  MORGAN STANLEY                                                                                         1,957,433

                                                                                                                         2,408,583
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $47,669,156)                                                                                  55,605,204
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 10.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
          27,194  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    27,194
           1,377  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            1,377

                                                                                                                            28,571
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 10.45%
$         16,317  AMERICAN GENERAL FINANCE CORPORATION+++/-                            5.37%      05/14/2008                16,317
          83,532  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47       08/16/2007                83,563
          19,848  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.31       05/30/2007                19,764
          45,324  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.34       10/25/2007                45,328
          45,324  BANCO SANTANDER TOTTA LOAN+++/-                                      5.32       05/16/2008                45,328
         135,971  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               135,979
          72,518  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $72,529)                                             5.36       05/01/2007                72,518
          72,518  BUCKINGHAM II CDO LLC                                                5.31       05/29/2007                72,222
          21,755  CAIRN HIGH GRADE FUNDING I LLC++                                     5.27       05/31/2007                21,660
          36,259  CAIRN HIGH GRADE FUNDING I LLC++                                     5.28       05/03/2007                36,248
          36,259  CAIRN HIGH GRADE FUNDING I LLC                                       5.28       06/07/2007                36,064
          45,324  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       05/23/2007                45,178
          18,129  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/04/2007                18,040
          27,194  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/15/2007                27,016
          47,137  CAIRN HIGH GRADE FUNDING I LLC++                                     5.30       06/21/2007                46,787
          76,144  CAIRN HIGH GRADE FUNDING I LLC++                                     5.33       07/11/2007                75,357
          51,829  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       05/16/2007                51,715
          90,647  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       06/07/2007                90,159
          60,117  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       05/21/2007                59,942
          24,850  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/12/2007                24,698
          34,446  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/14/2007                34,226
           6,576  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30       06/13/2007                 6,534
          18,129  CEDAR SPRINGS CAPITAL COMPANY                                        5.30       07/10/2007                17,945
          37,981  CHARTA LLC++                                                         5.31       06/22/2007                37,694


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         18,129  CHEYNE FINANCE LLC                                                   5.29%      06/19/2007   $            18,000
         117,842  CHEYNE FINANCE LLC+++/-                                              5.29       02/25/2008               117,819
           8,086  CHEYNE FINANCE LLC                                                   5.30       05/14/2007                 8,070
          45,324  CHEYNE FINANCE LLC SERIES MTN+++/-                                   5.32       07/16/2007                45,327
          18,129  CIT GROUP INCORPORATED+/-                                            5.42       12/19/2007                18,129
          19,371  CIT GROUP INCORPORATED+/-                                            5.57       09/20/2007                19,377
          19,988  CIT GROUP INCORPORATED+/-                                            5.59       11/23/2007                19,996
         543,884  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $543,965)                                            5.36       05/01/2007               543,884
          23,568  COBBLER FUNDING LIMITED++                                            5.33       07/25/2007                23,277
           9,065  COMERICA BANK+/-                                                     5.32       02/08/2008                 9,049
          73,243  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/11/2007                73,136
         145,036  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/21/2007               144,612
          45,324  CULLINAN FINANCE CORPORATION+++/-                                    5.32       02/12/2008                45,312
          90,647  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                        5.28       06/25/2007                90,646
          67,986  DEER VALLEY FUNDING LLC++                                            5.27       05/15/2007                67,847
          27,194  DEER VALLEY FUNDING LLC                                              5.31       05/07/2007                27,171
          70,203  DEER VALLEY FUNDING LLC++                                            5.31       05/10/2007                70,111
          45,324  DEER VALLEY FUNDING LLC++                                            5.31       05/18/2007                45,211
           8,787  DEER VALLEY FUNDING LLC++                                            5.31       05/21/2007                 8,762
          65,801  DEER VALLEY FUNDING LLC++                                            5.32       06/18/2007                65,341
         396,901  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $396,960)                                            5.36       05/01/2007               396,901
          90,647  FIVE FINANCE INCORPORATED SERIES MTN+++/-                            5.37       06/13/2007                90,654
          11,824  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.27       07/06/2007                11,710
          22,653  GENWORTH FINANCIAL INCORPORATED+/-                                   5.50       06/15/2007                22,657
          50,763  GEORGE STREET FINANCE LLC++                                          5.31       05/29/2007                50,555
          45,324  HARRIER FINANCE FUNDING LLC+++/-                                     5.30       01/11/2008                45,324
           3,626  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                          5.42       05/15/2007                 3,626
          63,453  IBM CORPORATION SERIES MTN+/-                                        5.35       06/28/2007                63,458
         117,842  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       09/17/2007               117,842
          45,324  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.32       05/23/2008                45,330
          10,878  K2 (USA) LLC+++/-                                                    5.30       07/16/2007                10,879
          18,129  K2 (USA) LLC+++/-                                                    5.33       09/28/2007                18,129
           5,515  KESTREL FUNDING US LLC                                               5.27       05/21/2007                 5,499
          99,712  KESTREL FUNDING US LLC+++/-                                          5.29       02/25/2008                99,709
          82,435  KESTREL FUNDING US LLC++                                             5.30       06/28/2007                81,739
          90,647  KLIO III FUNDING CORPORATION++                                       5.31       06/22/2007                89,961
          12,225  KLIO III FUNDING CORPORATION++                                       5.32       07/13/2007                12,095
          54,388  KLIO III FUNDING CORPORATION++                                       5.32       07/20/2007                53,755
          32,633  KLIO III FUNDING CORPORATION++                                       5.32       07/23/2007                32,239
         111,204  KLIO III FUNDING CORPORATION++                                       5.33       07/24/2007               109,844
          27,722  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       05/15/2007                27,665
          25,419  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.32       05/02/2007                25,416
          22,662  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33       06/26/2007                22,662
           6,175  LIBERTY HARBOUR CDO II LIMITED                                       5.30       05/14/2007                 6,163
         117,842  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/11/2007               117,670
          51,149  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/22/2007                50,992
         130,532  LIQUID FUNDING LIMITED                                               5.30       05/07/2007               130,419
           5,439  LIQUID FUNDING LIMITED                                               5.31       07/30/2007                 5,368
         116,029  LIQUID FUNDING LIMITED+++/-                                          5.33       11/13/2007               116,029
          38,253  METLIFE GLOBAL FUNDING I+++/-                                        5.42       10/05/2007                38,268
          45,324  MORGAN STANLEY+/-                                                    5.31       07/12/2007                45,324
          45,324  MORGAN STANLEY+/-                                                    5.38       08/07/2007                45,324
          66,553  MORGAN STANLEY+/-                                                    5.48       07/27/2007                66,571
         401,277  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $401,337)                                            5.36       05/01/2008               401,277
           8,385  MORGAN STANLEY SERIES EXL+/-                                         5.38       05/15/2008                 8,386
           7,252  NATIONAL CITY BANK+/-                                                5.41       09/04/2007                 7,253
          51,968  NATIONWIDE BUILDING SOCIETY+++/-                                     5.48       07/20/2007                51,987
          33,839  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.30       05/09/2007                33,799
          90,647  NORTHERN ROCK PLC+++/-SS.                                            5.34       06/04/2008                90,653
          26,186  PARAGON MORTGAGES PLC SERIES 12A+++/-                                5.30       05/15/2007                26,186

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          9,065  PICAROS FUNDING PLC++                                                5.27%      06/22/2007   $             8,996
          51,669  PREMIUM ASSET TRUST+++/-                                             5.47       12/21/2007                51,741
          45,324  PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.36       12/16/2007                45,324
          34,446  PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.37       08/27/2007                34,446
           7,333  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.37       10/22/2007                 7,335
          22,791  REGENCY MARKETS #1 LLC++                                             5.26       05/15/2007                22,744
          65,266  SEDNA FINANCE INCORPORATED+++/-                                      5.29       04/10/2008                65,256
          41,698  SHIPROCK FINANCE SERIES 2007-4A+++/-                                 5.39       04/11/2008                41,698
           7,252  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.23       08/20/2007                 7,135
          36,259  SLM CORPORATION+++/-                                                 5.33       05/12/2008                36,210
          50,763  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.35       04/03/2008                50,782
          36,259  TANGO FINANCE CORPORATION                                            5.32       07/31/2007                35,780
          10,481  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/08/2008                10,480
          45,324  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.33       06/15/2007                45,326
          45,324  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.34       05/08/2008                45,327
          18,129  VERSAILLES CDS LLC++                                                 5.31       05/11/2007                18,103
          90,647  VETRA FINANCE CORPORATION                                            5.28       06/12/2007                90,094
          12,816  WHISTLEJACKET CAPITAL LIMITED                                        5.30       05/14/2007                12,791
          41,631  WHISTLEJACKET CAPITAL LIMITED                                        5.31       07/12/2007                41,194
           3,827  WORLD OMNI VEHICLE LEASING++                                         5.30       05/24/2007                 3,810

                                                                                                                         5,935,249
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,963,820)                                                                5,963,820
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.52%
       1,433,889  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             1,433,889
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,433,889)                                                                           1,433,889
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $55,066,866)*                                      110.87%                                               $        63,002,913

OTHER ASSETS AND LIABILITIES, NET                        (10.87)                                                        (6,177,639)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $        56,825,274
                                                       -------                                                --------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+   NON-INCOME EARNING SECURITIES.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,433,889.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 94.33%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.20%
          14,375  HANESBRANDS INCORPORATED+<<                                                                   $          382,231
                                                                                                              --------------------

BIOPHARMACEUTICALS - 0.03%
           2,000  PDL BIOPHARMA INCORPORATED+                                                                               50,520
                                                                                                              --------------------

BUSINESS SERVICES - 0.18%
           1,000  EBAY INCORPORATED+                                                                                        33,940
           5,000  ELECTRONIC ARTS INCORPORATED+                                                                            252,050
           2,000  SYMANTEC CORPORATION+<<                                                                                   35,200
           1,000  YAHOO! INCORPORATED+                                                                                      28,040

                                                                                                                           349,230
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 5.97%
             290  BASF AG ADR                                                                                               34,455
          60,000  BRISTOL-MYERS SQUIBB COMPANY                                                                           1,731,600
          84,000  DOW CHEMICAL COMPANY                                                                                   3,747,240
          50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,489,526
           1,000  MERCK SERONO SA ADR                                                                                       22,720
         127,000  PFIZER INCORPORATED                                                                                    3,360,420
              60  TRONOX INCORPORATED CLASS B                                                                                  832

                                                                                                                        11,386,793
                                                                                                              --------------------

COMMUNICATIONS - 11.08%
         340,482  AT&T INCORPORATED                                                                                     13,183,463
           9,000  CENTURYTEL INCORPORATED                                                                                  414,450
          25,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                885,750
         201,000  COMCAST CORPORATION CLASS A+<<                                                                         5,358,660
           2,550  EMBARQ CORPORATION                                                                                       153,102
             116  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                                     13,105
           1,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   25,030
           4,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        35,520
          51,000  SPRINT NEXTEL CORPORATION                                                                              1,021,530
           1,000  VODAFONE GROUP PLC ADR<<                                                                                  28,730
           1,033  WINDSTREAM CORPORATION                                                                                    15,102

                                                                                                                        21,134,442
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 7.56%
          51,400  BANK OF AMERICA CORPORATION                                                                            2,616,260
           1,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                     40,480
         104,000  CITIGROUP INCORPORATED                                                                                 5,576,480
           8,000  COMPASS BANCSHARES INCORPORATED                                                                          545,440
          48,400  JPMORGAN CHASE & COMPANY                                                                               2,521,640
          11,000  KEYCORP                                                                                                  392,480
           1,000  MELLON FINANCIAL CORPORATION                                                                              42,930
          13,000  REGIONS FINANCIAL CORPORATION                                                                            456,170
          47,000  US BANCORP                                                                                             1,614,450
          11,000  WACHOVIA CORPORATION                                                                                     610,940

                                                                                                                        14,417,270
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 1.16%
             614  CITIZENS COMMUNICATIONS COMPANY                                                                            9,560
             700  DTE ENERGY COMPANY<<                                                                                      35,413
           6,600  PROGRESS ENERGY INCORPORATED                                                                             333,630

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
          49,000  WASTE MANAGEMENT INCORPORATED                                                                $         1,833,090

                                                                                                                         2,211,693
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.63%
         350,000  GENERAL ELECTRIC COMPANY                                                                              12,901,000
           1,000  NOKIA OYJ ADR                                                                                             25,250
         103,000  TEXAS INSTRUMENTS INCORPORATED                                                                         3,540,110

                                                                                                                        16,466,360
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 15.26%
          13,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    639,470
          15,000  COCA-COLA ENTERPRISES INCORPORATED                                                                       329,100
          60,000  CONAGRA FOODS INCORPORATED                                                                             1,474,800
         258,000  DEL MONTE FOODS COMPANY                                                                                2,992,800
         221,900  KRAFT FOODS INCORPORATED CLASS A<<                                                                     7,426,993
           2,000  SARA LEE CORPORATION                                                                                      32,820
         171,000  THE COCA-COLA COMPANY                                                                                  8,924,490
         126,000  THE HERSHEY COMPANY                                                                                    6,924,960
          18,000  TYSON FOODS INCORPORATED CLASS A                                                                         377,280

                                                                                                                        29,122,713
                                                                                                              --------------------

FOOD STORES - 2.78%
         180,000  KROGER COMPANY                                                                                         5,311,800
                                                                                                              --------------------

FURNITURE & FIXTURES - 0.02%
           1,000  NEWELL RUBBERMAID INCORPORATED                                                                            30,670
                                                                                                              --------------------

HEALTH SERVICES - 0.01%
           2,000  NEKTAR THERAPEUTICS+                                                                                      24,740
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.11%
          10,000  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                      217,500
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.82%
         183,000  APPLIED MATERIALS INCORPORATED<<                                                                        3,517,260
           2,000  CAMERON INTERNATIONAL CORPORATION+                                                                       129,140
           8,000  DEERE & COMPANY                                                                                          875,200
         131,000  DELL INCORPORATED+                                                                                     3,302,510
           1,000  HEWLETT-PACKARD COMPANY                                                                                   42,140
         165,000  INTEL CORPORATION                                                                                      3,547,500
          90,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            9,198,900
           1,000  PALL CORPORATION                                                                                          41,950

                                                                                                                        20,654,600
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.25%
          75,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,382,000
                                                                                                              --------------------

INSURANCE CARRIERS - 1.47%
          17,800  ALLSTATE CORPORATION                                                                                   1,109,296
           1,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 69,910
          15,000  CHUBB CORPORATION                                                                                        807,450
          10,000  LINCOLN NATIONAL CORPORATION                                                                             711,500
             930  METLIFE INCORPORATED                                                                                      61,101
           1,000  TRAVELERS COMPANIES INCORPORATED                                                                          54,100

                                                                                                                         2,813,357
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.01%
           1,000  EASTMAN KODAK COMPANY                                                                        $            24,910
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES - 3.63%
         130,000  MEDTRONIC INCORPORATED<<                                                                               6,880,900
           1,000  ST. JUDE MEDICAL INCORPORATED+                                                                            42,790

                                                                                                                         6,923,690
                                                                                                              --------------------

METAL MINING - 3.13%
          95,000  BARRICK GOLD CORPORATION                                                                               2,670,450
          79,000  NEWMONT MINING CORPORATION                                                                             3,294,300

                                                                                                                         5,964,750
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.59%
         210,000  TYCO INTERNATIONAL LIMITED                                                                             6,852,300
                                                                                                              --------------------

MOTION PICTURES - 7.13%
         500,000  TIME WARNER INCORPORATED                                                                              10,315,000
          94,260  WALT DISNEY COMPANY                                                                                    3,297,215

                                                                                                                        13,612,215
                                                                                                              --------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.02%
             300  FEDEX CORPORATION                                                                                         31,632
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.24%
          15,000  HANOVER COMPRESSOR COMPANY+                                                                              324,450
           4,000  PRIDE INTERNATIONAL INCORPORATED+                                                                        131,240

                                                                                                                           455,690
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 0.02%
           1,000  MEADWESTVACO CORPORATION                                                                                  33,360
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.45%
          73,000  CHEVRON CORPORATION                                                                                    5,678,670
         114,000  EXXON MOBIL CORPORATION                                                                                9,049,320
          20,000  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    1,387,000

                                                                                                                        16,114,990
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 0.02%
           1,000  ALCOA INCORPORATED                                                                                        35,490
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.37%
          30,000  CBS CORPORATION CLASS B<<                                                                                953,100
          26,200  GANNETT COMPANY INCORPORATED                                                                           1,494,972
           4,000  VIACOM INCORPORATED CLASS B+<<                                                                           165,000

                                                                                                                         2,613,072
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.02%
             500  MORGAN STANLEY                                                                                            42,005
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 0.17%
           2,000  GENERAL DYNAMICS CORPORATION                                                                             157,000
           1,000  LOCKHEED MARTIN CORPORATION                                                                               96,140


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

TRANSPORTATION EQUIPMENT (continued)
           1,000  UNITED TECHNOLOGIES CORPORATION                                                              $            67,131

                                                                                                                           320,271
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $131,597,961)                                                                                179,980,294
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 12.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         106,822  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   106,822
           5,407  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            5,407

                                                                                                                           112,229
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 12.22%
$         64,093  AMERICAN GENERAL FINANCE CORPORATION+++/-                            5.37%      05/14/2008                64,096
         328,121  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47       08/16/2007               328,246
          77,966  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.31       05/30/2007                77,636
         178,036  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.34       10/25/2007               178,052
         178,036  BANCO SANTANDER TOTTA LOAN+++/-                                      5.32       05/16/2008               178,054
         534,109  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               534,141
         284,858  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $284,900)                                            5.36       05/01/2007               284,858
         284,858  BUCKINGHAM II CDO LLC                                                5.31       05/29/2007               283,696
          85,457  CAIRN HIGH GRADE FUNDING I LLC++                                     5.27       05/31/2007                85,084
         142,429  CAIRN HIGH GRADE FUNDING I LLC++                                     5.28       05/03/2007               142,388
         142,429  CAIRN HIGH GRADE FUNDING I LLC                                       5.28       06/07/2007               141,661
         178,036  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       05/23/2007               177,465
          71,215  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/04/2007                70,862
         106,822  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/15/2007               106,122
         185,158  CAIRN HIGH GRADE FUNDING I LLC++                                     5.30       06/21/2007               183,784
         299,101  CAIRN HIGH GRADE FUNDING I LLC++                                     5.33       07/11/2007               296,011
         203,588  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       05/16/2007               203,142
         356,073  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       06/07/2007               354,153
         236,147  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       05/21/2007               235,458
          97,614  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/12/2007                97,017
         135,308  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/14/2007               134,442
          25,830  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30       06/13/2007                25,668
          71,215  CEDAR SPRINGS CAPITAL COMPANY                                        5.30       07/10/2007                70,489
         149,194  CHARTA LLC++                                                         5.31       06/22/2007               148,065
          71,215  CHEYNE FINANCE LLC                                                   5.29       06/19/2007                70,707
         462,894  CHEYNE FINANCE LLC+++/-                                              5.29       02/25/2008               462,806
          31,762  CHEYNE FINANCE LLC                                                   5.30       05/14/2007                31,701
         178,036  CHEYNE FINANCE LLC SERIES MTN+++/-                                   5.32       07/16/2007               178,049
          71,215  CIT GROUP INCORPORATED+/-                                            5.42       12/19/2007                71,212
          76,093  CIT GROUP INCORPORATED+/-                                            5.57       09/20/2007                76,116
          78,514  CIT GROUP INCORPORATED+/-                                            5.59       11/23/2007                78,545
       2,136,436  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,136,754)                                          5.36       05/01/2007             2,136,436
          92,579  COBBLER FUNDING LIMITED++                                            5.33       07/25/2007                91,434
          35,607  COMERICA BANK+/-                                                     5.32       02/08/2008                35,547
         287,707  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/11/2007               287,287
         569,716  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/21/2007               568,053
         178,036  CULLINAN FINANCE CORPORATION+++/-                                    5.32       02/12/2008               177,992
         356,073  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                        5.28       06/25/2007               356,069
         267,054  DEER VALLEY FUNDING LLC++                                            5.27       05/15/2007               266,510
         106,822  DEER VALLEY FUNDING LLC                                              5.31       05/07/2007               106,729
         275,764  DEER VALLEY FUNDING LLC++                                            5.31       05/10/2007               275,403
         178,036  DEER VALLEY FUNDING LLC++                                            5.31       05/18/2007               177,595
          34,518  DEER VALLEY FUNDING LLC++                                            5.31       05/21/2007                34,417
         258,473  DEER VALLEY FUNDING LLC++                                            5.32       06/18/2007               256,666


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,559,072  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,559,304)                                          5.36%      05/01/2007   $         1,559,072
         356,073  FIVE FINANCE INCORPORATED SERIES MTN+++/-                            5.37       06/13/2007               356,098
          46,446  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.27       07/06/2007                46,000
          88,983  GENWORTH FINANCIAL INCORPORATED+/-                                   5.50       06/15/2007                88,998
         199,401  GEORGE STREET FINANCE LLC++                                          5.31       05/29/2007               198,587
         178,036  HARRIER FINANCE FUNDING LLC+++/-                                     5.30       01/11/2008               178,038
          14,243  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                          5.42       05/15/2007                14,243
         249,251  IBM CORPORATION SERIES MTN+/-                                        5.35       06/28/2007               249,268
         462,894  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       09/17/2007               462,894
         178,036  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.32       05/23/2008               178,059
          42,729  K2 (USA) LLC+++/-                                                    5.30       07/16/2007                42,732
          71,215  K2 (USA) LLC+++/-                                                    5.33       09/28/2007                71,215
          21,663  KESTREL FUNDING US LLC                                               5.27       05/21/2007                21,600
         391,680  KESTREL FUNDING US LLC+++/-                                          5.29       02/25/2008               391,668
         323,812  KESTREL FUNDING US LLC++                                             5.30       06/28/2007               321,079
         356,073  KLIO III FUNDING CORPORATION++                                       5.31       06/22/2007               353,377
          48,020  KLIO III FUNDING CORPORATION++                                       5.32       07/13/2007                47,510
         213,644  KLIO III FUNDING CORPORATION++                                       5.32       07/20/2007               211,157
         128,186  KLIO III FUNDING CORPORATION++                                       5.32       07/23/2007               126,638
         436,823  KLIO III FUNDING CORPORATION++                                       5.33       07/24/2007               431,480
         108,894  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       05/15/2007               108,672
          99,850  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.32       05/02/2007                99,835
          89,018  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33       06/26/2007                89,017
          24,256  LIBERTY HARBOUR CDO II LIMITED                                       5.30       05/14/2007                24,210
         462,894  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/11/2007               462,219
         200,918  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/22/2007               200,303
         512,745  LIQUID FUNDING LIMITED                                               5.30       05/07/2007               512,298
          21,364  LIQUID FUNDING LIMITED                                               5.31       07/30/2007                21,084
         455,773  LIQUID FUNDING LIMITED+++/-                                          5.33       11/13/2007               455,773
         150,263  METLIFE GLOBAL FUNDING I+++/-                                        5.42       10/05/2007               150,323
         178,036  MORGAN STANLEY+/-                                                    5.31       07/12/2007               178,036
         178,036  MORGAN STANLEY+/-                                                    5.38       08/07/2007               178,036
         261,429  MORGAN STANLEY+/-                                                    5.48       07/27/2007               261,496
       1,576,259  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,576,494)                                          5.36       05/01/2007             1,576,259
          32,937  MORGAN STANLEY SERIES EXL+/-                                         5.38       05/15/2008                32,939
          28,486  NATIONAL CITY BANK+/-                                                5.41       09/04/2007                28,489
         204,136  NATIONWIDE BUILDING SOCIETY+++/-                                     5.48       07/20/2007               204,212
         132,922  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.30       05/09/2007               132,766
         356,073  NORTHERN ROCK PLC+++/-SS.                                            5.34       06/04/2008               356,094
         102,860  PARAGON MORTGAGES PLC SERIES 12A+++/-                                5.30       05/15/2007               102,860
          35,607  PICAROS FUNDING PLC++                                                5.27       06/22/2007                35,338
         202,961  PREMIUM ASSET TRUST+++/-                                             5.47       12/21/2007               203,246
         178,036  PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.36       12/16/2007               178,036
         135,308  PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.37       08/27/2007               135,308
          28,806  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.37       10/22/2007                28,813
          89,524  REGENCY MARKETS #1 LLC++                                             5.26       05/15/2007                89,341
         256,372  SEDNA FINANCE INCORPORATED+++/-                                      5.29       04/10/2008               256,331
         163,793  SHIPROCK FINANCE SERIES 2007-4A+++/-                                 5.39       04/11/2008               163,793
          28,486  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.23       08/20/2007                28,026
         142,429  SLM CORPORATION+++/-                                                 5.33       05/12/2008               142,235
         199,401  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.35       04/03/2008               199,476
         142,429  TANGO FINANCE CORPORATION                                            5.32       07/31/2007               140,546
          41,169  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/08/2008                41,168
         178,036  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.33       06/15/2007               178,047
         178,036  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.34       05/08/2008               178,049
          71,215  VERSAILLES CDS LLC++                                                 5.31       05/11/2007                71,111
         356,073  VETRA FINANCE CORPORATION                                            5.28       06/12/2007               353,897
          50,342  WHISTLEJACKET CAPITAL LIMITED                                        5.30       05/14/2007                50,246
         163,530  WHISTLEJACKET CAPITAL LIMITED                                        5.31       07/12/2007               161,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         15,033  WORLD OMNI VEHICLE LEASING++                                         5.30%      05/24/2007   $            14,982

                                                                                                                        23,314,303
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,426,532)                                                              23,426,532
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 5.53%
      10,547,886  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           10,547,886

TOTAL SHORT-TERM INVESTMENTS (COST $10,547,886)                                                                         10,547,886
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $165,572,379)*                                     112.14%                                               $       213,954,712

OTHER ASSETS AND LIABILITIES, NET                        (12.14)                                                       (23,156,455)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $       190,798,257
                                                       -------                                                --------------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,547,886.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



 CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 99.86%

BIOPHARMACEUTICALS - 3.88%
         297,000  CELGENE CORPORATION+                                                                         $        18,164,520
         314,010  GILEAD SCIENCES INCORPORATED+                                                                         25,660,897

                                                                                                                        43,825,417
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.87%
         322,350  LOWE'S COMPANIES INCORPORATED                                                                          9,851,016
                                                                                                              --------------------

BUSINESS SERVICES - 15.34%
         948,000  ADOBE SYSTEMS INCORPORATED+<<                                                                         39,398,880
         421,083  AUTODESK INCORPORATED+                                                                                17,378,095
       1,021,300  CISCO SYSTEMS INCORPORATED+                                                                           27,309,562
         303,693  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   27,150,154
         594,900  EBAY INCORPORATED+                                                                                    20,190,906
          88,695  GOOGLE INCORPORATED CLASS A+                                                                          41,809,049

                                                                                                                       173,236,646
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 6.03%
         393,626  ABBOTT LABORATORIES                                                                                   22,287,104
         121,650  AMGEN INCORPORATED+                                                                                    7,802,631
         339,850  JOHNSON & JOHNSON                                                                                     21,825,167
         250,750  PROCTER & GAMBLE COMPANY                                                                              16,125,733

                                                                                                                        68,040,635
                                                                                                              --------------------

COMMUNICATIONS - 10.06%
         421,250  AMERICAN TOWER CORPORATION CLASS A+                                                                   16,007,500
         357,700  AT&T INCORPORATED                                                                                     13,850,144
       1,025,775  COMCAST CORPORATION CLASS A+<<                                                                        27,347,162
         439,317  NII HOLDINGS INCORPORATED+                                                                            33,717,580
         594,084  TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                   22,676,186

                                                                                                                       113,598,572
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 3.79%
         443,400  JPMORGAN CHASE & COMPANY                                                                              23,101,140
         285,800  STATE STREET CORPORATION<<                                                                            19,683,046

                                                                                                                        42,784,186
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 1.81%
         694,660  WILLIAMS COMPANIES INCORPORATED                                                                       20,492,470
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.84%
         446,850  COOPER INDUSTRIES LIMITED CLASS A                                                                     22,235,256
          70,150  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                3,849,832
         497,450  NETWORK APPLIANCE INCORPORATED+                                                                       18,510,115
         442,800  NVIDIA CORPORATION+                                                                                   14,563,692
         413,170  QUALCOMM INCORPORATED                                                                                 18,096,846

                                                                                                                        77,255,741
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.64%
         498,050  PAYCHEX INCORPORATED                                                                                  18,477,655
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 1.04%
         225,150  THE COCA-COLA COMPANY                                                                                 11,750,579
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



 CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

GENERAL MERCHANDISE STORES - 1.58%
         224,850  JC PENNEY COMPANY INCORPORATED<<                                                              $       17,783,387
                                                                                                              --------------------

HEALTH SERVICES - 2.21%
         356,550  CARDINAL HEALTH INCORPORATED                                                                          24,940,673
                                                                                                              --------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.08%
         226,600  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                 12,159,356
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.10%
         242,950  HILTON HOTELS CORPORATION                                                                              8,260,300
         591,470  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           26,740,359

                                                                                                                        35,000,659
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.21%
         317,700  APPLE INCORPORATED+                                                                                   31,706,460
         176,250  DEERE & COMPANY                                                                                       19,281,750
         394,800  HEWLETT-PACKARD COMPANY                                                                               16,636,872
         104,950  RESEARCH IN MOTION LIMITED+                                                                           13,809,321

                                                                                                                        81,434,403
                                                                                                              --------------------

INSURANCE CARRIERS - 4.44%
         215,650  METLIFE INCORPORATED<<                                                                                 14,168,205
         456,020  WELLPOINT INCORPORATED+                                                                               36,011,899

                                                                                                                        50,180,104
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.62%
         350,800  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                              18,262,648
                                                                                                              --------------------

MEDICAL MANAGEMENT SERVICES - 0.99%
         143,200  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  11,172,464
                                                                                                              --------------------

MEDICAL PRODUCTS - 1.80%
         167,900  ALLERGAN INCORPORATED                                                                                 20,349,480
                                                                                                              --------------------

METAL MINING - 2.06%
         954,050  GOLDCORP INCORPORATED                                                                                 23,221,577
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 5.20%
         341,900  COSTCO WHOLESALE CORPORATION                                                                          18,315,583
       1,114,180  CVS CORPORATION                                                                                       40,377,883

                                                                                                                        58,693,466
                                                                                                              --------------------

MOTION PICTURES - 1.74%
         877,550  NEWS CORPORATION CLASS A                                                                              19,648,345
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.95%
         176,250  AMERICAN EXPRESS COMPANY                                                                              10,693,088
                                                                                                              --------------------

OIL & GAS EXTRACTION - 4.67%
         518,700  CHESAPEAKE ENERGY CORPORATION                                                                         17,506,125
         408,850  TRANSOCEAN INCORPORATED+<<                                                                            35,242,870

                                                                                                                        52,748,995
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 1.43%
         155,250  PRECISION CASTPARTS CORPORATION                                                                       16,163,078
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



 CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.25%
          49,450  GOLDMAN SACHS GROUP INCORPORATED                                                             $        10,810,265
         193,800  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 14,589,264

                                                                                                                        25,399,529
                                                                                                              --------------------

TOBACCO PRODUCTS - 1.02%
         150,650  LOEWS CORPORATION - CAROLINA GROUP                                                                    11,529,245
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.62%
         155,850  BOEING COMPANY                                                                                        14,494,050
         250,678  GENERAL DYNAMICS CORPORATION                                                                          19,678,223
         176,850  TEXTRON INCORPORATED                                                                                  17,980,340

                                                                                                                        52,152,613
                                                                                                              --------------------

TRANSPORTATION SERVICES - 0.59%
         333,286  HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                  6,632,386
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $1,030,852,890)                                                                            1,127,478,413
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 7.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
         377,242  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   377,242
          19,096  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           19,096

                                                                                                                           396,338
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 7.29%
$        226,345  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008             226,354
       1,158,760  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007           1,159,200
         275,336  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007             274,171
         628,736  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007             628,792
         628,736  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008             628,799
       1,886,208  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007           1,886,321
       1,005,977  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,006,127)                                            5.36       05/01/2007           1,005,977
       1,005,977  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007           1,001,873
         301,793  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007             300,474
         502,989  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007             502,843
         502,989  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007             500,278
         628,736  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007             626,718
         251,494  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007             250,249
         377,242  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007             374,771
         653,885  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007             649,033
       1,056,276  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007           1,045,365
         718,972  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007             717,397
       1,257,472  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007           1,250,694
         833,955  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007             831,520
         344,723  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007             342,617
         477,839  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007             474,781
          91,217  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007              90,646
         251,494  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007             248,932
         526,881  CHARTA LLC++                                                           5.31       06/22/2007             522,892
         251,494  CHEYNE FINANCE LLC                                                     5.29       06/19/2007             249,701
       1,634,713  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008           1,634,403
         112,166  CHEYNE FINANCE LLC                                                     5.30       05/14/2007             111,953
         628,736  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007             628,780
         251,494  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007             251,484
         268,722  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007             268,802


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



 CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        277,273  CIT GROUP INCORPORATED+/-                                              5.59%      11/23/2007   $         277,381
       7,544,830  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,545,953)                                            5.36       05/01/2007           7,544,830
         326,943  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007             322,898
         125,747  COMERICA BANK+/-                                                       5.32       02/08/2008             125,535
       1,016,037  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007           1,014,554
       2,011,955  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007           2,006,080
         628,736  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008             628,579
       1,257,472  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007           1,257,459
         943,104  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007             941,180
         377,242  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007             376,913
         973,862  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007             972,586
         628,736  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007             627,177
         121,899  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007             121,543
         912,799  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007             906,418
       5,505,868  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,506,688)                                            5.36       05/01/2007           5,505,868
       1,257,472  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007           1,257,560
         164,025  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007             162,448
         314,242  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007             314,296
         704,184  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007             701,311
         628,736  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008             628,742
          50,299  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007              50,300
         880,230  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007             880,292
       1,634,713  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007           1,634,713
         628,736  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008             628,818
         150,897  K2 (USA) LLC+++/-                                                      5.30       07/16/2007             150,909
         251,494  K2 (USA) LLC+++/-                                                      5.33       09/28/2007             251,494
          76,505  KESTREL FUNDING US LLC                                                 5.27       05/21/2007              76,281
       1,383,219  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008           1,383,177
       1,143,545  KESTREL FUNDING US LLC++                                               5.30       06/28/2007           1,133,893
       1,257,472  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007           1,247,953
         169,583  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007             167,780
         754,483  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007             745,701
         452,690  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007             447,221
       1,542,641  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007           1,523,775
         384,560  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007             383,775
         352,620  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007             352,567
         314,368  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007             314,365
          85,659  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007              85,496
       1,634,713  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007           1,632,326
         709,541  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007             707,370
       1,810,759  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007           1,809,184
          75,448  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007              74,460
       1,609,564  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007           1,609,564
         530,653  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007             530,865
         628,736  MORGAN STANLEY+/-                                                      5.31       07/12/2007             628,736
         628,736  MORGAN STANLEY+/-                                                      5.38       08/07/2007             628,736
         923,236  MORGAN STANLEY+/-                                                      5.48       07/27/2007             923,476
       5,566,564  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,567,393)                                            5.36       05/01/2007           5,566,564
         116,316  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008             116,325
         100,598  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007             100,610
         720,909  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007             721,175
         469,414  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007             468,865
       1,257,472  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008           1,257,547
         363,250  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007             363,250
         125,747  PICAROS FUNDING PLC++                                                  5.27       06/22/2007             124,795
         716,759  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007             717,762
         628,736  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007             628,736
         477,839  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007             477,839
         101,729  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007             101,752
         316,154  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007             315,509


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



 CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        905,380  SEDNA FINANCE INCORPORATED+++/-                                        5.29%      04/10/2008   $         905,235
         578,437  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008             578,437
         100,598  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007              98,975
         502,989  SLM CORPORATION+++/-                                                   5.33       05/12/2008             502,305
         704,184  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008             704,452
         502,989  TANGO FINANCE CORPORATION                                              5.32       07/31/2007             496,339
         145,389  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008             145,386
         628,736  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007             628,774
         628,736  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008             628,780
         251,494  VERSAILLES CDS LLC++                                                   5.31       05/11/2007             251,127
       1,257,472  VETRA FINANCE CORPORATION                                              5.28       06/12/2007           1,249,786
         177,781  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007             177,444
         577,506  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007             571,454
          53,090  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007              52,913

                                                                                                                        82,334,541
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $82,730,879)                                                              82,730,879
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 5.39%
      60,896,909  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           60,896,909
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $60,896,909)                                                                         60,896,909
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,174,480,678)*                                   112.58%                                               $     1,271,106,201

OTHER ASSETS AND LIABILITIES, NET                        (12.58)                                                     (142,043,313)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $     1,129,062,888
                                                       -------                                                --------------------


+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $60,896,909.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 99.30%

BUSINESS SERVICES - 2.48%
         174,700  MICROSOFT CORPORATION                                                                        $         5,230,518
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 16.46%
          15,300  ABBOTT LABORATORIES                                                                                      866,286
           9,900  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    757,350
          35,600  BRISTOL-MYERS SQUIBB COMPANY                                                                           1,027,416
          92,000  DOW CHEMICAL COMPANY                                                                                   4,104,120
         115,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                      5,688,969
          40,500  ELI LILLY & COMPANY<<                                                                                  2,394,765
          22,600  GLAXOSMITHKLINE PLC ADR                                                                                1,305,828
          40,600  JOHNSON & JOHNSON                                                                                      2,607,332
         276,400  PFIZER INCORPORATED                                                                                    7,313,544
          92,000  PROCTER & GAMBLE COMPANY                                                                               5,916,520
          48,400  WYETH                                                                                                  2,686,200

                                                                                                                        34,668,330
                                                                                                              --------------------

COMMUNICATIONS - 3.84%
          67,380  AT&T INCORPORATED                                                                                      2,608,954
          86,700  VERIZON COMMUNICATIONS INCORPORATED                                                                    3,310,206
          75,500  VODAFONE GROUP PLC ADR                                                                                 2,169,115

                                                                                                                         8,088,275
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 23.23%
         179,500  BANK OF AMERICA CORPORATION                                                                            9,136,550
          43,300  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,752,784
          33,500  BB&T CORPORATION<<                                                                                     1,394,270
         189,500  CITIGROUP INCORPORATED                                                                                10,160,990
         129,200  JPMORGAN CHASE & COMPANY                                                                               6,731,320
          34,900  KEYCORP<<                                                                                              1,245,232
          30,800  MELLON FINANCIAL CORPORATION                                                                           1,322,244
          17,300  PNC FINANCIAL SERVICES GROUP                                                                           1,281,930
         113,277  REGIONS FINANCIAL CORPORATION<<                                                                        3,974,890
          17,800  STATE STREET CORPORATION                                                                               1,225,886
          12,600  SUNTRUST BANKS INCORPORATED                                                                            1,063,692
          91,000  US BANCORP                                                                                             3,125,850
          88,800  WACHOVIA CORPORATION                                                                                   4,931,952
          37,900  WASHINGTON MUTUAL INCORPORATED                                                                         1,591,042

                                                                                                                        48,938,632
                                                                                                              --------------------

EATING & DRINKING PLACES - 3.41%
         148,700  MCDONALD'S CORPORATION                                                                                 7,179,236
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 5.77%
          35,300  AMEREN CORPORATION                                                                                     1,855,721
          31,800  CONSOLIDATED EDISON INCORPORATED<<                                                                     1,630,068
          30,100  DOMINION RESOURCES INCORPORATED<<                                                                      2,745,120
          79,000  DUKE ENERGY CORPORATION<<                                                                              1,621,080
           9,100  EXELON CORPORATION                                                                                       686,231
          39,500  SPECTRA ENERGY CORPORATION                                                                             1,030,950
          68,500  THE SOUTHERN COMPANY                                                                                   2,588,615

                                                                                                                        12,157,785
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.91%
           8,300  EMERSON ELECTRIC COMPANY                                                                                 390,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         213,100  GENERAL ELECTRIC COMPANY                                                                     $         7,854,866

                                                                                                                         8,244,883
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
          11,400  ILLINOIS TOOL WORKS INCORPORATED                                                                         584,934
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 5.45%
          52,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,587,394
          32,200  CONAGRA FOODS INCORPORATED                                                                               791,476
          17,400  GENERAL MILLS INCORPORATED<<                                                                           1,042,260
          29,900  H.J. HEINZ COMPANY                                                                                     1,408,589
          11,300  KELLOGG COMPANY                                                                                          597,883
          35,846  KRAFT FOODS INCORPORATED CLASS A                                                                       1,199,766
           8,100  PEPSICO INCORPORATED                                                                                     535,329
          63,600  THE COCA-COLA COMPANY                                                                                  3,319,284

                                                                                                                        11,481,981
                                                                                                              --------------------

FORESTRY - 0.63%
          16,700  WEYERHAEUSER COMPANY                                                                                   1,322,974
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 0.30%
          13,300  WAL-MART STORES INCORPORATED                                                                             637,336
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.23%
          45,300  3M COMPANY                                                                                             3,749,481
           4,800  CATERPILLAR INCORPORATED                                                                                 348,576
          42,200  HEWLETT-PACKARD COMPANY                                                                                1,778,308
         196,900  INTEL CORPORATION                                                                                      4,233,350
          43,200  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,415,472
          14,600  PITNEY BOWES INCORPORATED                                                                                700,800

                                                                                                                        15,225,987
                                                                                                              --------------------

INSURANCE CARRIERS - 4.04%
          71,000  ALLSTATE CORPORATION                                                                                   4,424,720
          27,800  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,943,498
          11,200  CHUBB CORPORATION                                                                                        602,896
          21,516  LINCOLN NATIONAL CORPORATION                                                                           1,530,863

                                                                                                                         8,501,977
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.56%
          15,820  CAPITAL ONE FINANCIAL CORPORATION                                                                      1,174,793
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.65%
          18,600  TOTAL SA ADR<<                                                                                         1,370,634
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 0.54%
          30,400  INTERNATIONAL PAPER COMPANY<<                                                                          1,146,688
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 12.23%
          57,800  BP PLC ADR                                                                                             3,891,096
          36,620  CHEVRON CORPORATION                                                                                    2,848,670
          78,945  CONOCOPHILLIPS                                                                                         5,474,836
         116,800  EXXON MOBIL CORPORATION                                                                                9,271,584
          61,500  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    4,265,025

                                                                                                                        25,751,211
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

PRIMARY METAL INDUSTRIES - 0.95%
          56,100  ALCOA INCORPORATED                                                                           $         1,990,989
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.27%
          10,000  GANNETT COMPANY INCORPORATED                                                                             570,600
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.65%
          47,500  MORGAN STANLEY                                                                                         3,990,475
          32,100  T. ROWE PRICE GROUP INCORPORATED<<                                                                     1,594,728

                                                                                                                         5,585,203
                                                                                                              --------------------

TOBACCO PRODUCTS - 1.92%
          51,800  ALTRIA GROUP INCORPORATED                                                                              3,570,056
           8,300  UST INCORPORATED<<                                                                                       470,444

                                                                                                                         4,040,500
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 1.69%
          65,600  HONEYWELL INTERNATIONAL INCORPORATED<<                                                                 3,554,208
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS - 0.81%
          24,100  KIMBERLY-CLARK CORPORATION                                                                             1,715,196
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $157,134,063)                                                                                209,162,870
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 11.96%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         114,860  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   114,860
           5,814  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            5,814

                                                                                                                           120,674
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 11.90%
$         68,916  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008              68,919
         352,812  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007             352,946
          83,833  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007              83,478
         191,433  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007             191,451
         191,433  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008             191,453
         574,300  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007             574,335
         306,293  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $306,339)                                              5.36       05/01/2007             306,293
         306,293  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007             305,044
          91,888  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007              91,486
         153,147  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007             153,102
         153,147  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007             152,321
         191,433  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007             190,819
          76,573  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007              76,194
         114,860  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007             114,108
         199,091  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007             197,613
         321,608  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007             318,286
         218,908  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007             218,428
         382,867  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007             380,803
         253,917  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007             253,176
         104,959  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007             104,318
         145,489  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007             144,558
          27,773  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007              27,599
          76,573  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007              75,793
         160,421  CHARTA LLC++                                                           5.31       06/22/2007             159,207
          76,573  CHEYNE FINANCE LLC                                                     5.29       06/19/2007              76,027


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        497,727  CHEYNE FINANCE LLC+++/-                                                5.29%      02/25/2008   $         497,632
          34,152  CHEYNE FINANCE LLC                                                     5.30       05/14/2007              34,087
         191,433  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007             191,447
          76,573  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007              76,570
          81,819  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007              81,843
          84,422  CIT GROUP INCORPORATED+/-                                              5.59       11/23/2007              84,455
       2,297,201  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,297,543)                                            5.36       05/01/2007           2,297,201
          99,545  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007              98,314
          38,287  COMERICA BANK+/-                                                       5.32       02/08/2008              38,222
         309,356  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007             308,905
         612,587  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007             610,798
         191,433  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008             191,386
         382,867  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007             382,863
         287,150  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007             286,564
         114,860  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007             114,760
         296,515  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007             296,127
         191,433  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007             190,959
          37,115  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007              37,007
         277,923  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007             275,980
       1,676,391  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,676,641)                                            5.36       05/01/2007           1,676,391
         382,867  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007             382,894
          49,941  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007              49,461
          95,678  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007              95,695
         214,405  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007             213,531
         191,433  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008             191,435
          15,315  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007              15,315
         268,007  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007             268,026
         497,727  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007             497,727
         191,433  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008             191,458
          45,944  K2 (USA) LLC+++/-                                                      5.30       07/16/2007              45,948
          76,573  K2 (USA) LLC+++/-                                                      5.33       09/28/2007              76,573
          23,294  KESTREL FUNDING US LLC                                                 5.27       05/21/2007              23,226
         421,153  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008             421,141
         348,179  KESTREL FUNDING US LLC++                                               5.30       06/28/2007             345,240
         382,867  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007             379,968
          51,633  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007              51,085
         229,720  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007             227,046
         137,832  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007             136,167
         469,693  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007             463,949
         117,088  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007             116,849
         107,364  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007             107,347
          95,717  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007              95,716
          26,081  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007              26,031
         497,727  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007             497,000
         216,036  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007             215,375
         551,328  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007             550,848
          22,972  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007              22,671
         490,069  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007             490,069
         161,570  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007             161,634
         191,433  MORGAN STANLEY+/-                                                      5.31       07/12/2007             191,433
         191,433  MORGAN STANLEY+/-                                                      5.38       08/07/2007             191,433
         281,101  MORGAN STANLEY+/-                                                      5.48       07/27/2007             281,174
       1,694,871  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,695,123)                                            5.36       05/01/2007           1,694,871
          35,415  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008              35,418
          30,629  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007              30,633
         219,498  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007             219,579
         142,924  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007             142,757
         382,867  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008             382,890
         110,600  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007             110,600
          38,287  PICAROS FUNDING PLC++                                                  5.27       06/22/2007              37,997


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        218,234  PREMIUM ASSET TRUST+++/-                                               5.47%      12/21/2007   $         218,540
         191,433  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007             191,433
         145,489  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007             145,489
          30,974  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007              30,981
          96,260  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007              96,064
         275,664  SEDNA FINANCE INCORPORATED+++/-                                        5.29       04/10/2008             275,620
         176,119  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008             176,119
          30,629  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007              30,135
         153,147  SLM CORPORATION+++/-                                                   5.33       05/12/2008             152,938
         214,405  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008             214,487
         153,147  TANGO FINANCE CORPORATION                                              5.32       07/31/2007             151,122
          44,267  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008              44,266
         191,433  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007             191,445
         191,433  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008             191,447
          76,573  VERSAILLES CDS LLC++                                                   5.31       05/11/2007              76,462
         382,867  VETRA FINANCE CORPORATION                                              5.28       06/12/2007             380,527
          54,130  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007              54,027
         175,835  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007             173,994
          16,165  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007              16,110

                                                                                                                        25,068,684
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,189,358)                                                              25,189,358
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 0.54%
       1,145,600  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            1,145,600
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,145,600)                                                                           1,145,600
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $183,469,021)*                                     111.80%                                               $       235,497,828

OTHER ASSETS AND LIABILITIES, NET                        (11.80)                                                       (24,852,593)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $       210,645,235
                                                       -------                                                --------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,145,600.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 99.35%

AMUSEMENT & RECREATION SERVICES - 1.74%
         480,000  LIFE TIME FITNESS INCORPORATED+                                                              $        24,672,000
                                                                                                              --------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
          85,000  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  2,669,000
          55,000  VOLCOM INCORPORATED+                                                                                   2,310,550

                                                                                                                         4,979,550
                                                                                                              --------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.20%
         115,000  CARMAX INCORPORATED+                                                                                   2,865,800
                                                                                                              --------------------

BIOPHARMACEUTICALS - 2.44%
         185,000  CELGENE CORPORATION+                                                                                  11,314,600
         180,000  CEPHALON INCORPORATED+                                                                                14,329,800
         110,000  GILEAD SCIENCES INCORPORATED+<<                                                                        8,989,200

                                                                                                                        34,633,600
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.25%
          85,000  FASTENAL COMPANY                                                                                       3,495,200
                                                                                                              --------------------

BUSINESS SERVICES - 16.26%
         475,000  ACTIVISION INCORPORATED+                                                                               9,500,000
         410,000  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  26,100,600
          95,000  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                                          2,512,750
         250,000  AQUANTIVE INCORPORATED+                                                                                7,652,500
         330,000  AUTODESK INCORPORATED+                                                                                13,619,100
         167,400  BLACKBOARD INCORPORATED+                                                                               5,743,494
          45,000  CERNER CORPORATION+                                                                                    2,395,800
         800,000  CISCO SYSTEMS INCORPORATED+                                                                           21,392,000
         260,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   23,244,000
         230,000  DEALERTRACK HOLDINGS INCORPORATED+                                                                     7,590,000
         125,000  DIGITAL RIVER INCORPORATED+                                                                            7,316,250
          31,450  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                       527,417
          90,000  EBAY INCORPORATED+                                                                                     3,054,600
          26,000  F5 NETWORKS INCORPORATED+                                                                              1,996,280
          97,000  GOOGLE INCORPORATED CLASS A+                                                                          45,723,860
         480,000  HURON CONSULTING GROUP INCORPORATED+                                                                  29,064,000
          95,000  IMS HEALTH INCORPORATED                                                                                2,786,350
         140,000  INFOCROSSING INCORPORATED+                                                                             2,238,600
          25,000  MASTERCARD INCORPORATED CLASS A                                                                        2,792,000
         450,000  SALARY.COM INCORPORATED+<<                                                                             5,400,000
         130,000  VALUECLICK INCORPORATED+                                                                               3,718,000
         162,950  VOCUS INCORPORATED+                                                                                    3,664,746
         110,000  YAHOO! INCORPORATED+                                                                                   3,084,400

                                                                                                                       231,116,747
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 5.93%
          75,000  ABBOTT LABORATORIES                                                                                    4,246,500
          80,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  6,120,000
         470,000  BIOMARIN PHARMACEUTICAL INCORPORATED+                                                                  7,595,200
          35,000  COLGATE-PALMOLIVE COMPANY                                                                              2,370,900
          80,000  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                            3,204,000
         260,000  MONSANTO COMPANY                                                                                      15,337,400
         562,100  PHYSICIANS FORMULA HOLDING INCORPORATED+                                                              11,815,342
         390,000  PRAXAIR INCORPORATED                                                                                  25,174,500
          75,000  PROCTER & GAMBLE COMPANY                                                                               4,823,250
          20,000  SHIRE PLC ADR                                                                                          1,397,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
          40,000  WYETH                                                                                        $         2,220,000

                                                                                                                        84,304,892
                                                                                                              --------------------

COAL MINING - 0.27%
          90,000  CONSOL ENERGY INCORPORATED                                                                             3,768,300
                                                                                                              --------------------

COMMUNICATIONS - 11.64%
         215,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                                   11,293,950
         155,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                  5,890,000
          70,000  AT&T INCORPORATED                                                                                      2,710,400
         690,000  CBEYOND INCORPORATED+                                                                                 23,998,200
         405,000  COMCAST CORPORATION CLASS A+                                                                          10,692,000
         140,000  EQUINIX INCORPORATED+                                                                                 11,685,800
         200,000  FOUNDRY NETWORKS INCORPORATED+                                                                         3,024,000
          43,000  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                            3,282,190
         490,000  NEUSTAR INCORPORATED CLASS A+                                                                         14,092,400
         950,000  NII HOLDINGS INCORPORATED+                                                                            72,912,500
         115,000  SAVVIS INCORPORATED+<<                                                                                 5,930,550

                                                                                                                       165,511,990
                                                                                                              --------------------

COMMUNICATIONS EQUIPMENT - 0.38%
         115,000  COMMSCOPE INCORPORATED+                                                                                5,364,750
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 0.88%
         240,000  JPMORGAN CHASE & COMPANY                                                                              12,504,000
                                                                                                              --------------------

EATING & DRINKING PLACES - 0.93%
          40,000  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                   2,609,200
         725,000  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                 10,599,500

                                                                                                                        13,208,700
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.82%
         225,000  COMTECH GROUP INCORPORATED+                                                                            3,969,000
          45,000  FIRST SOLAR INCORPORATED+<<                                                                            2,699,550
         365,000  GENERAL ELECTRIC COMPANY                                                                              13,453,900
          75,000  HOUSTON WIRE & CABLE COMPANY+                                                                          2,211,000
         575,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                     23,195,500
         190,000  NETWORK APPLIANCE INCORPORATED+<<                                                                      7,069,900
         225,000  NOKIA OYJ ADR                                                                                          5,681,250
         265,000  NVIDIA CORPORATION+                                                                                    8,715,850
         280,000  ON SEMICONDUCTOR CORPORATION+                                                                          2,998,800
         170,000  QUALCOMM INCORPORATED<<                                                                                7,446,000
         155,000  TEXAS INSTRUMENTS INCORPORATED                                                                         5,327,350

                                                                                                                        82,768,100
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.74%
         350,000  PAYCHEX INCORPORATED                                                                                  12,985,000
         720,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED<<                                                     25,970,400

                                                                                                                        38,955,400
                                                                                                              --------------------

FINANCIAL SERVICES - 0.66%
         375,000  JANUS CAPITAL GROUP INCORPORATED<<                                                                     9,382,500
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 0.44%
          95,000  PEPSICO INCORPORATED                                                                                   6,278,550
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

FOOD STORES - 0.17%
         164,200  SUSSER HOLDINGS CORPORATION+<<                                                                $        2,487,630
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 1.13%
         270,000  TARGET CORPORATION<<                                                                                  16,029,900
                                                                                                              --------------------

HEALTH SERVICES - 2.59%
         420,000  COVANCE INCORPORATED+<<                                                                               25,410,000
         110,000  HEALTHWAYS INCORPORATED+                                                                               4,666,200
         190,200  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                    6,670,314

                                                                                                                        36,746,514
                                                                                                              --------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.62%
         335,000  FOSTER WHEELER LIMITED+                                                                               23,058,050
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.10%
          30,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,356,300
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.10%
         116,000  APPLE INCORPORATED+<<                                                                                 11,576,800
         140,000  EMC CORPORATION<<                                                                                      2,125,200
         210,000  GAMESTOP CORPORATION CLASS A+                                                                          6,965,700
         480,000  HEWLETT-PACKARD COMPANY                                                                               20,227,200
         525,000  NUANCE COMMUNICATIONS INCORPORATED+                                                                    8,090,250
          55,000  SMITH INTERNATIONAL INCORPORATED                                                                       2,884,200
          90,000  THE MIDDLEBY CORPORATION+                                                                             12,355,200
         155,000  VERIFONE HOLDINGS INCORPORATED+                                                                        5,469,950
       1,395,000  XYRATEX LIMITED+                                                                                      31,220,100

                                                                                                                       100,914,600
                                                                                                              --------------------

INSURANCE CARRIERS - 1.31%
         150,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,486,500
          80,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 5,079,200
          38,000  WELLPOINT INCORPORATED+                                                                                3,000,860

                                                                                                                        18,566,560
                                                                                                              --------------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.36%
          90,000  CORRECTIONS CORPORATION OF AMERICA+                                                                    5,112,000
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.85%
         400,000  ACCURAY INCORPORATED+                                                                                  9,440,000
         285,000  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                        5,053,050
         535,000  ARTHROCARE CORPORATION+                                                                               22,074,100
          30,000  GARMIN LIMITED                                                                                         1,745,700
         255,000  HOLOGIC INCORPORATED+                                                                                 14,675,250
         390,000  ICON PLC+                                                                                             18,302,700
          60,000  NEXTEST SYSTEMS CORPORATION+                                                                             819,000
          65,000  RESMED INCORPORATED+<<                                                                                 2,746,900
         170,000  RESPIRONICS INCORPORATED+                                                                              6,929,200
          70,000  THORATEC CORPORATION+                                                                                  1,373,400

                                                                                                                        83,159,300
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES - 2.83%
         160,000  CONCEPTUS INCORPORATED+                                                                                3,308,800
          85,000  CYNOSURE INCORPORATED+                                                                                 2,657,950
          94,000  INTUITIVE SURGICAL INCORPORATED+                                                                      12,188,040
          75,000  KYPHON INCORPORATED+                                                                                   3,495,750
          70,000  MEDTRONIC INCORPORATED<<                                                                               3,705,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEDICAL EQUIPMENT & SUPPLIES (continued)
         575,000  NUVASIVE INCORPORATED+                                                                       $        14,817,750

                                                                                                                        40,173,390
                                                                                                              --------------------

MEDICAL PRODUCTS - 0.72%
          85,000  ALLERGAN INCORPORATED                                                                                 10,302,000
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 4.37%
         150,000  COLDWATER CREEK INCORPORATED+                                                                          3,105,000
         775,000  DICK'S SPORTING GOODS INCORPORATED+                                                                   43,469,750
         180,000  HIBBETT SPORTS INCORPORATED+                                                                           5,247,000
         235,000  WALGREEN COMPANY                                                                                      10,316,500

                                                                                                                        62,138,250
                                                                                                              --------------------

MOTION PICTURES - 0.73%
         500,000  TIME WARNER INCORPORATED                                                                              10,315,000
                                                                                                              --------------------

OIL & GAS EXTRACTION - 4.64%
          88,000  ARENA RESOURCES INCORPORATED+                                                                          4,131,600
         400,000  CNX GAS CORPORATION+                                                                                  11,224,000
          95,000  QUICKSILVER RESOURCES INCORPORATED+                                                                    3,976,700
         385,000  SCHLUMBERGER LIMITED                                                                                  28,424,550
         110,000  ULTRA PETROLEUM CORPORATION+                                                                           6,239,200
         220,000  XTO ENERGY INCORPORATED                                                                               11,939,400

                                                                                                                        65,935,450
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.02%
         315,000  WORLD FUEL SERVICES CORPORATION                                                                       14,556,150
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 1.68%
         230,000  PRECISION CASTPARTS CORPORATION                                                                       23,945,300
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.76%
         290,000  VISTAPRINT LIMITED+                                                                                   10,840,200
                                                                                                              --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.05%
         355,000  JARDEN CORPORATION+                                                                                   14,959,700
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.53%
       1,915,000  CHARLES SCHWAB CORPORATION                                                                            36,614,800
          34,000  CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                     17,569,500
         255,000  FORTRESS INVESTMENT GROUP LLC CLASS A<<                                                                7,397,550
          85,000  GFI GROUP INCORPORATED+                                                                                5,886,250
          30,000  GOLDMAN SACHS GROUP INCORPORATED                                                                       6,558,300
          75,000  SEI INVESTMENTS COMPANY                                                                                4,577,250

                                                                                                                        78,603,650
                                                                                                              --------------------

SOCIAL SERVICES - 0.21%
         150,000  ABB LIMITED ADR                                                                                        2,994,000
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 2.69%
         202,000  BOEING COMPANY                                                                                        18,786,000
         290,000  UNITED TECHNOLOGIES CORPORATION                                                                       19,467,700

                                                                                                                        38,253,700
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 1.96%
         365,000  MCKESSON CORPORATION                                                                         $        21,472,950
         205,000  UNITED NATURAL FOODS INCORPORATED+                                                                     6,393,949

                                                                                                                        27,866,899
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $1,139,552,062)                                                                            1,412,124,622
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 5.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
         381,263  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   381,263
          19,300  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           19,300

                                                                                                                           400,563
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.85%
$        228,758  AMERICAN GENERAL FINANCE CORPORATION+++/-                            5.37%      05/14/2008               228,767
       1,171,114  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47       08/16/2007             1,171,559
         278,271  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.31       05/30/2007               277,094
         635,439  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.34       10/25/2007               635,496
         635,439  BANCO SANTANDER TOTTA LOAN+++/-                                      5.32       05/16/2008               635,502
       1,906,317  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007             1,906,431
       1,016,702  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,016,853)                                          5.36       05/01/2007             1,016,702
       1,016,702  BUCKINGHAM II CDO LLC                                                5.31       05/29/2007             1,012,554
         305,011  CAIRN HIGH GRADE FUNDING I LLC++                                     5.27       05/31/2007               303,678
         508,351  CAIRN HIGH GRADE FUNDING I LLC++                                     5.28       05/03/2007               508,204
         508,351  CAIRN HIGH GRADE FUNDING I LLC                                       5.28       06/07/2007               505,611
         635,439  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       05/23/2007               633,399
         254,176  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/04/2007               252,917
         381,263  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       06/15/2007               378,766
         660,856  CAIRN HIGH GRADE FUNDING I LLC++                                     5.30       06/21/2007               655,953
       1,067,537  CAIRN HIGH GRADE FUNDING I LLC++                                     5.33       07/11/2007             1,056,510
         726,637  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       05/16/2007               725,046
       1,270,878  CEDAR SPRINGS CAPITAL COMPANY++                                      5.28       06/07/2007             1,264,028
         842,846  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       05/21/2007               840,385
         348,398  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/12/2007               346,270
         482,934  CEDAR SPRINGS CAPITAL COMPANY++                                      5.29       06/14/2007               479,843
          92,189  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30       06/13/2007                91,612
         254,176  CEDAR SPRINGS CAPITAL COMPANY                                        5.30       07/10/2007               251,586
         532,498  CHARTA LLC++                                                         5.31       06/22/2007               528,467
         254,176  CHEYNE FINANCE LLC                                                   5.29       06/19/2007               252,363
       1,652,141  CHEYNE FINANCE LLC+++/-                                              5.29       02/25/2008             1,651,827
         113,362  CHEYNE FINANCE LLC                                                   5.30       05/14/2007               113,147
         635,439  CHEYNE FINANCE LLC SERIES MTN+++/-                                   5.32       07/16/2007               635,483
         254,176  CIT GROUP INCORPORATED+/-                                            5.42       12/19/2007               254,165
         271,587  CIT GROUP INCORPORATED+/-                                            5.57       09/20/2007               271,668
         280,229  CIT GROUP INCORPORATED+/-                                            5.59       11/23/2007               280,338
       7,625,267  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,626,402)                                          5.36       05/01/2007             7,625,267
         330,428  COBBLER FUNDING LIMITED++                                            5.33       07/25/2007               326,341
         127,088  COMERICA BANK+/-                                                     5.32       02/08/2008               126,873
       1,026,869  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/11/2007             1,025,370
       2,033,404  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.31       05/21/2007             2,027,467
         635,439  CULLINAN FINANCE CORPORATION+++/-                                    5.32       02/12/2008               635,280
       1,270,878  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                        5.28       06/25/2007             1,270,865
         953,158  DEER VALLEY FUNDING LLC++                                            5.27       05/15/2007               951,214
         381,263  DEER VALLEY FUNDING LLC                                              5.31       05/07/2007               380,932
         984,244  DEER VALLEY FUNDING LLC++                                            5.31       05/10/2007               982,955
         635,439  DEER VALLEY FUNDING LLC++                                            5.31       05/18/2007               633,863
         123,199  DEER VALLEY FUNDING LLC++                                            5.31       05/21/2007               122,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        922,530  DEER VALLEY FUNDING LLC++                                            5.32%      06/18/2007   $           916,082
       5,564,567  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,565,396)                                          5.36       05/01/2007             5,564,567
       1,270,878  FIVE FINANCE INCORPORATED SERIES MTN+++/-                            5.37       06/13/2007             1,270,967
         165,773  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.27       07/06/2007               164,180
         317,592  GENWORTH FINANCIAL INCORPORATED+/-                                   5.50       06/15/2007               317,646
         711,692  GEORGE STREET FINANCE LLC++                                          5.31       05/29/2007               708,788
         635,439  HARRIER FINANCE FUNDING LLC+++/-                                     5.30       01/11/2008               635,445
          50,835  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                          5.42       05/15/2007                50,836
         889,614  IBM CORPORATION SERIES MTN+/-                                        5.35       06/28/2007               889,677
       1,652,141  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       09/17/2007             1,652,141
         635,439  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.32       05/23/2008               635,521
         152,505  K2 (USA) LLC+++/-                                                    5.30       07/16/2007               152,518
         254,176  K2 (USA) LLC+++/-                                                    5.33       09/28/2007               254,176
          77,320  KESTREL FUNDING US LLC                                               5.27       05/21/2007                77,094
       1,397,966  KESTREL FUNDING US LLC+++/-                                          5.29       02/25/2008             1,397,924
       1,155,736  KESTREL FUNDING US LLC++                                             5.30       06/28/2007             1,145,982
       1,270,878  KLIO III FUNDING CORPORATION++                                       5.31       06/22/2007             1,261,257
         171,391  KLIO III FUNDING CORPORATION++                                       5.32       07/13/2007               169,569
         762,527  KLIO III FUNDING CORPORATION++                                       5.32       07/20/2007               753,651
         457,516  KLIO III FUNDING CORPORATION++                                       5.32       07/23/2007               451,989
       1,559,087  KLIO III FUNDING CORPORATION++                                       5.33       07/24/2007             1,540,020
         388,660  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       05/15/2007               387,867
         356,380  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.32       05/02/2007               356,326
         317,719  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33       06/26/2007               317,716
          86,572  LIBERTY HARBOUR CDO II LIMITED                                       5.30       05/14/2007                86,408
       1,652,141  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/11/2007             1,649,729
         717,105  LIBERTY HARBOUR CDO II LIMITED                                       5.31       05/22/2007               714,911
       1,830,064  LIQUID FUNDING LIMITED                                               5.30       05/07/2007             1,828,472
          76,253  LIQUID FUNDING LIMITED                                               5.31       07/30/2007                75,254
       1,626,724  LIQUID FUNDING LIMITED+++/-                                          5.33       11/13/2007             1,626,724
         536,310  METLIFE GLOBAL FUNDING I+++/-                                        5.42       10/05/2007               536,525
         635,439  MORGAN STANLEY+/-                                                    5.31       07/12/2007               635,439
         635,439  MORGAN STANLEY+/-                                                    5.38       08/07/2007               635,439
         933,078  MORGAN STANLEY+/-                                                    5.48       07/27/2007               933,321
       5,625,910  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,626,748)                                          5.36       05/01/2007             5,625,910
         117,556  MORGAN STANLEY SERIES EXL+/-                                         5.38       05/15/2008               117,566
         101,670  NATIONAL CITY BANK+/-                                                5.41       09/04/2007               101,682
         728,594  NATIONWIDE BUILDING SOCIETY+++/-                                     5.48       07/20/2007               728,864
         474,419  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.30       05/09/2007               473,864
       1,270,878  NORTHERN ROCK PLC+++/-SS.                                            5.34       06/04/2008             1,270,954
         367,123  PARAGON MORTGAGES PLC SERIES 12A+++/-                                5.30       05/15/2007               367,123
         127,088  PICAROS FUNDING PLC++                                                5.27       06/22/2007               126,126
         724,400  PREMIUM ASSET TRUST+++/-                                             5.47       12/21/2007               725,414
         635,439  PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.36       12/16/2007               635,439
         482,934  PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.37       08/27/2007               482,934
         102,814  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.37       10/22/2007               102,837
         319,524  REGENCY MARKETS #1 LLC++                                             5.26       05/15/2007               318,872
         915,032  SEDNA FINANCE INCORPORATED+++/-                                      5.29       04/10/2008               914,886
         584,604  SHIPROCK FINANCE SERIES 2007-4A+++/-                                 5.39       04/11/2008               584,604
         101,670  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.23       08/20/2007               100,030
         508,351  SLM CORPORATION+++/-                                                 5.33       04/30/2007               507,660
         711,692  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.35       04/03/2008               711,962
         508,351  TANGO FINANCE CORPORATION                                            5.32       07/31/2007               501,631
         146,939  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/08/2008               146,936
         635,439  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.33       06/15/2007               635,477
         635,439  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.34       05/08/2008               635,483
         254,176  VERSAILLES CDS LLC++                                                 5.31       05/11/2007               253,804
       1,270,878  VETRA FINANCE CORPORATION                                            5.28       06/12/2007             1,263,113
         179,677  WHISTLEJACKET CAPITAL LIMITED                                        5.30       05/14/2007               179,335
         583,663  WHISTLEJACKET CAPITAL LIMITED                                        5.31       07/12/2007               577,541

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         53,656  WORLD OMNI VEHICLE LEASING++                                         5.30%      05/24/2007   $            53,477

                                                                                                                        83,212,322
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,612,885)                                                              83,612,885
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 1.25%
      17,753,872  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           17,753,872
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,753,872)                                                                         17,753,872
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,240,918,819)*                                   106.48%                                               $     1,513,491,379

OTHER ASSETS AND LIABILITIES, NET                         (6.48)                                                       (92,138,879)
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $     1,421,352,500
                                                        -------                                               --------------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,753,872.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 97.42%

APPAREL & ACCESSORY STORES - 2.96%
         471,000  GAP INCORPORATED                                                                             $         8,454,450
                                                                                                              --------------------

BIOPHARMACEUTICALS - 3.45%
         256,800  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           9,838,008
                                                                                                              --------------------

BUSINESS SERVICES - 11.05%
         300,000  CISCO SYSTEMS INCORPORATED+                                                                            8,022,000
         360,600  FIRST DATA CORPORATION                                                                                11,683,440
         359,000  MICROSOFT CORPORATION                                                                                 10,748,460
          62,000  SYMANTEC CORPORATION+                                                                                  1,091,200

                                                                                                                        31,545,100
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 14.55%
         112,000  JOHNSON & JOHNSON                                                                                      7,192,640
         276,000  MEDIMMUNE INCORPORATED<<+                                                                             15,643,680
         356,700  PFIZER INCORPORATED                                                                                    9,438,282
         167,000  WYETH                                                                                                  9,268,500

                                                                                                                        41,543,102
                                                                                                              --------------------

COMMUNICATIONS - 2.53%
         273,300  COMCAST CORPORATION CLASS A+                                                                           7,215,120
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 13.27%
         180,000  BANK OF AMERICA CORPORATION                                                                            9,162,000
          53,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  2,145,440
         180,000  CITIGROUP INCORPORATED                                                                                 9,651,600
         162,324  JPMORGAN CHASE & COMPANY                                                                               8,457,080
         402,400  WESTERN UNION COMPANY                                                                                  8,470,520

                                                                                                                        37,886,640
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.87%
          90,100  ANALOG DEVICES INCORPORATED                                                                            3,479,662
         285,000  GENERAL ELECTRIC COMPANY                                                                              10,505,100
          93,000  NOVELLUS SYSTEMS INCORPORATED<<+                                                                       3,010,410
         157,600  VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                                 2,624,040

                                                                                                                        19,619,212
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 6.93%
         430,400  DOLLAR GENERAL CORPORATION                                                                             9,189,040
         221,000  WAL-MART STORES INCORPORATED                                                                          10,590,320

                                                                                                                        19,779,360
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.40%
         110,000  3M COMPANY                                                                                             9,104,700
         105,000  DELL INCORPORATED+                                                                                     2,647,050
         435,200  INTEL CORPORATION                                                                                      9,356,800

                                                                                                                        21,108,550
                                                                                                              --------------------

INSURANCE CARRIERS - 4.90%
         154,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,766,140


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

INSURANCE CARRIERS (continued)
         140,000  PROGRESSIVE CORPORATION                                                                      $         3,229,800

                                                                                                                        13,995,940
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.34%
         431,900  BOSTON SCIENTIFIC CORPORATION+                                                                         6,668,536
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.37%
         295,000  TYCO INTERNATIONAL LIMITED                                                                             9,625,850
                                                                                                              --------------------

MOTION PICTURES - 3.67%
         507,000  TIME WARNER INCORPORATED                                                                              10,459,410
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.92%
          36,000  DEVON ENERGY CORPORATION                                                                               2,623,320
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.19%
         135,500  CHEVRON CORPORATION                                                                                   10,540,545
         125,000  CONOCOPHILLIPS                                                                                         8,668,750
          52,500  EXXON MOBIL CORPORATION                                                                                4,167,450

                                                                                                                        23,376,745
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.02%
          46,200  MERRILL LYNCH & COMPANY INCORPORATED                                                                   4,168,626
         121,000  MORGAN STANLEY                                                                                        10,165,210

                                                                                                                        14,333,836
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $233,702,034)                                                                                278,073,179
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 10.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
         137,568  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   137,568
           6,964  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            6,964

                                                                                                                           144,532
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 10.52%
$         82,541  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008              82,544
         422,564  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007             422,725
         100,407  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007              99,982
         229,281  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007             229,301
         229,281  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008             229,304
         687,842  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007             687,883
         366,849  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $366,904)                                              5.36       05/01/2007             366,849
         366,849  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007             365,352
         110,055  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007             109,574
         183,425  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007             183,371
         183,425  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007             182,436
         229,281  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007             228,545
          91,712  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007              91,258
         137,568  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007             136,667
         238,452  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007             236,683
         385,191  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007             381,212
         262,187  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007             261,613
         458,561  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007             456,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        304,118  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29%      05/21/2007   $         303,230
         125,710  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007             124,942
         174,253  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007             173,138
          33,264  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007              33,056
          91,712  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007              90,778
         192,137  CHARTA LLC++                                                           5.31       06/22/2007             190,683
          91,712  CHEYNE FINANCE LLC                                                     5.29       06/19/2007              91,058
         596,130  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008             596,016
          40,904  CHEYNE FINANCE LLC                                                     5.30       05/14/2007              40,826
         229,281  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007             229,297
          91,712  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007              91,709
          97,995  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007              98,024
         101,113  CIT GROUP INCORPORATED+/-                                              5.59       11/23/2007             101,152
       2,751,368  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,751,778)                                            5.36       05/01/2007           2,751,368
         119,226  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007             117,751
          45,856  COMERICA BANK+/-                                                       5.32       02/08/2008              45,779
         370,518  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007             369,977
         733,698  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007             731,556
         229,281  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008             229,223
         458,561  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007             458,557
         343,921  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007             343,219
         137,568  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007             137,449
         355,137  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007             354,672
         229,281  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007             228,712
          44,453  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007              44,323
         332,870  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007             330,543
       2,007,821  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,008,120)                                            5.36       05/01/2007           2,007,821
         458,561  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007             458,593
          59,815  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007              59,240
         114,594  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007             114,614
         256,794  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007             255,747
         229,281  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008             229,283
          18,342  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007              18,343
         320,993  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007             321,015
         596,130  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007             596,130
         229,281  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008             229,310
          55,027  K2 (USA) LLC+++/-                                                      5.30       07/16/2007              55,032
          91,712  K2 (USA) LLC+++/-                                                      5.33       09/28/2007              91,712
          27,899  KESTREL FUNDING US LLC                                                 5.27       05/21/2007              27,817
         504,417  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008             504,402
         417,016  KESTREL FUNDING US LLC++                                               5.30       06/28/2007             413,496
         458,561  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007             455,090
          61,842  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007              61,184
         275,137  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007             271,934
         165,082  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007             163,088
         562,554  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007             555,674
         140,237  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007             139,951
         128,590  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007             128,570
         114,640  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007             114,639
          31,237  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007              31,178
         596,130  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007             595,259
         258,748  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007             257,956
         660,328  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007             659,754
          27,514  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007              27,153
         586,958  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007             586,958
         193,513  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007             193,590
         229,281  MORGAN STANLEY+/-                                                      5.31       07/12/2007             229,281
         229,281  MORGAN STANLEY+/-                                                      5.38       08/07/2007             229,281
         336,676  MORGAN STANLEY+/-                                                      5.48       07/27/2007             336,763
       2,029,955  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,030,257)                                            5.36       05/01/2007           2,029,955

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         42,417  MORGAN STANLEY SERIES EXL+/-                                           5.38%      05/15/2008   $          42,420
          36,685  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007              36,689
         262,893  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007             262,990
         171,181  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007             170,981
         458,561  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008             458,589
         132,466  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007             132,466
          45,856  PICAROS FUNDING PLC++                                                  5.27       06/22/2007              45,509
         261,380  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007             261,746
         229,281  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007             229,281
         174,253  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007             174,253
          37,098  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007              37,106
         115,291  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007             115,056
         330,164  SEDNA FINANCE INCORPORATED+++/-                                        5.29       04/10/2008             330,111
         210,938  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008             210,938
          36,685  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007              36,093
         183,425  SLM CORPORATION+++/-                                                   5.33       05/12/2008             183,175
         256,794  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008             256,892
         183,425  TANGO FINANCE CORPORATION                                              5.32       07/31/2007             181,000
          53,019  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008              53,018
         229,281  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007             229,294
         229,281  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008             229,297
          91,712  VERSAILLES CDS LLC++                                                   5.31       05/11/2007              91,578
         458,561  VETRA FINANCE CORPORATION                                              5.28       06/12/2007             455,759
          64,831  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007              64,708
         210,599  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007             208,393
          19,360  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007              19,296

                                                                                                                        30,024,878
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,169,410)                                                              30,169,410
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.90%
       8,287,129  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            8,287,129
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,287,129)                                                                           8,287,129
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $272,158,573)*                                     110.89%                                               $       316,529,718

OTHER ASSETS AND LIABILITIES, NET                        (10.89)                                                       (31,074,544)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $       285,455,174
                                                       -------                                                --------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+   NON-INCOME EARNING SECURITIES.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,287,129.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 98.79%

APPAREL & ACCESSORY STORES - 0.98%
          70,000  NORDSTROM INCORPORATED                                                                       $         3,844,400
                                                                                                              --------------------

BIOPHARMACEUTICALS - 4.55%
          95,000  CELGENE CORPORATION+                                                                                   5,810,200
          30,000  CEPHALON INCORPORATED+                                                                                 2,388,300
          50,000  GENENTECH INCORPORATED+<<                                                                              3,999,500
          70,000  GILEAD SCIENCES INCORPORATED+                                                                          5,720,400

                                                                                                                        17,918,400
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.09%
         140,000  LOWE'S COMPANIES INCORPORATED                                                                          4,278,400
                                                                                                              --------------------

BUSINESS SERVICES - 13.23%
          65,000  ADOBE SYSTEMS INCORPORATED+                                                                            2,701,400
         125,000  AKAMAI TECHNOLOGIES INCORPORATED+                                                                      5,510,000
         105,000  AUTODESK INCORPORATED+                                                                                 4,333,350
         480,000  CISCO SYSTEMS INCORPORATED+                                                                           12,835,200
          40,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    3,576,000
         140,000  EBAY INCORPORATED+                                                                                     4,751,600
          31,000  GOOGLE INCORPORATED CLASS A+                                                                          14,612,780
          60,000  JUNIPER NETWORKS INCORPORATED+<<                                                                       1,341,600
          85,000  YAHOO! INCORPORATED+                                                                                   2,383,400

                                                                                                                        52,045,330
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 7.33%
          15,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,147,500
          35,000  COLGATE-PALMOLIVE COMPANY                                                                              2,370,900
         105,000  MONSANTO COMPANY                                                                                       6,193,950
         130,000  PRAXAIR INCORPORATED                                                                                   8,391,500
         130,000  PROCTER & GAMBLE COMPANY                                                                               8,360,300
          75,000  SCHERING-PLOUGH CORPORATION                                                                            2,379,750

                                                                                                                        28,843,900
                                                                                                              --------------------

COMMUNICATIONS - 5.64%
          50,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                                    2,626,500
         120,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                  4,560,000
         145,000  COMCAST CORPORATION CLASS A+<<                                                                         3,865,700
         145,000  NII HOLDINGS INCORPORATED+                                                                            11,128,750

                                                                                                                        22,180,950
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 0.96%
          60,000  NORTHERN TRUST CORPORATION                                                                             3,777,000
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.60%
          90,000  EMERSON ELECTRIC COMPANY                                                                               4,229,100
          55,000  GENERAL ELECTRIC COMPANY                                                                               2,027,300
         100,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                      4,034,000
         190,000  NETWORK APPLIANCE INCORPORATED+<<                                                                      7,069,900
         140,000  NVIDIA CORPORATION+                                                                                    4,604,600
         235,000  QUALCOMM INCORPORATED                                                                                 10,293,000
         160,000  TEXAS INSTRUMENTS INCORPORATED                                                                         5,499,200

                                                                                                                        37,757,100
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.68%
         130,000  PAYCHEX INCORPORATED                                                                         $         4,823,000
          50,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                        1,803,500

                                                                                                                         6,626,500
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 2.37%
         110,000  PEPSICO INCORPORATED                                                                                   7,269,900
          35,000  WM. WRIGLEY JR. COMPANY                                                                                2,060,800

                                                                                                                         9,330,700
                                                                                                              --------------------

FOOD STORES - 1.76%
         155,000  STARBUCKS CORPORATION+<<                                                                               4,808,100
          45,000  WHOLE FOODS MARKET INCORPORATED                                                                        2,105,550

                                                                                                                         6,913,650
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 4.63%
          50,000  JC PENNEY COMPANY INCORPORATED                                                                         3,954,500
         200,000  TARGET CORPORATION<<                                                                                   11,874,000
          50,000  WAL-MART STORES INCORPORATED                                                                           2,396,000

                                                                                                                        18,224,500
                                                                                                              --------------------

HEALTH SERVICES - 1.00%
          65,000  COVANCE INCORPORATED+                                                                                  3,932,500
                                                                                                              --------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.79%
          45,000  FOSTER WHEELER LIMITED+                                                                                3,097,350
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.51%
          15,000  ALCON INCORPORATED                                                                                     2,023,950
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.35%
          90,000  HILTON HOTELS CORPORATION                                                                              3,060,000
          55,000  LAS VEGAS SANDS CORPORATION+                                                                           4,685,450
         170,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            7,685,700
          55,000  WYNN RESORTS LIMITED+                                                                                  5,621,550

                                                                                                                        21,052,700
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.44%
          50,000  APPLE INCORPORATED+                                                                                    4,990,000
          35,000  DEERE & COMPANY                                                                                        3,829,000
         205,000  HEWLETT-PACKARD COMPANY                                                                                8,638,700

                                                                                                                        17,457,700
                                                                                                              --------------------

INSURANCE CARRIERS - 1.98%
          55,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,845,050
          50,000  WELLPOINT INCORPORATED+                                                                                3,948,500

                                                                                                                         7,793,550
                                                                                                              --------------------

LEATHER & LEATHER PRODUCTS - 0.93%
          75,000  COACH INCORPORATED+                                                                                    3,662,250
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES - 1.58%
          65,000  MEDTRONIC INCORPORATED<<                                                                               3,440,450


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEDICAL EQUIPMENT & SUPPLIES (continued)
          65,000  ST. JUDE MEDICAL INCORPORATED+                                                               $         2,781,350

                                                                                                                         6,221,800
                                                                                                              --------------------

MEDICAL MANAGEMENT SERVICES - 0.50%
          25,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   1,950,500
                                                                                                              --------------------

MEDICAL PRODUCTS - 2.81%
          65,000  ALLERGAN INCORPORATED                                                                                  7,878,000
          35,000  ZIMMER HOLDINGS INCORPORATED+<<                                                                        3,166,800

                                                                                                                        11,044,800
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 2.51%
         150,000  STAPLES INCORPORATED                                                                                   3,720,000
         140,000  WALGREEN COMPANY                                                                                       6,146,000

                                                                                                                         9,866,000
                                                                                                              --------------------

MOTION PICTURES - 1.39%
         265,000  TIME WARNER INCORPORATED                                                                               5,466,950
                                                                                                              --------------------

OIL & GAS EXTRACTION - 3.70%
         135,000  SCHLUMBERGER LIMITED                                                                                   9,967,050
          85,000  XTO ENERGY INCORPORATED                                                                                4,612,950

                                                                                                                        14,580,000
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.77%
          30,000  MARATHON OIL CORPORATION                                                                               3,046,500
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 1.06%
          40,000  PRECISION CASTPARTS CORPORATION                                                                        4,164,400
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.58%
         535,000  CHARLES SCHWAB CORPORATION                                                                            10,229,200
          10,000  CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                      5,167,500
          60,000  FORTRESS INVESTMENT GROUP LLC CLASS A<<                                                                1,740,600
          40,000  GOLDMAN SACHS GROUP INCORPORATED                                                                       8,744,400

                                                                                                                        25,881,700
                                                                                                              --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.29%
         380,000  CORNING INCORPORATED+                                                                                  9,013,600
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.40%
          50,000  BOEING COMPANY                                                                                         4,650,000
          60,000  HARLEY-DAVIDSON INCORPORATED                                                                           3,799,200
          40,000  LOCKHEED MARTIN CORPORATION                                                                            3,845,600
          75,000  UNITED TECHNOLOGIES CORPORATION                                                                        5,034,750

                                                                                                                        17,329,550
                                                                                                              --------------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.38%
          95,000  MCKESSON CORPORATION                                                                                   5,588,850
          70,000  NIKE INCORPORATED CLASS B<<                                                                            3,770,200

                                                                                                                         9,359,050
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $327,141,585)                                                                                388,685,680
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COLLATERAL FOR SECURITIES LENDING - 9.08%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
         162,909  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                       $           162,909
           8,246  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            8,246

                                                                                                                           171,155
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 9.04%
$         97,745  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008              97,749
         500,401  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007             500,591
         118,902  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007             118,399
         271,515  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007             271,539
         271,515  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008             271,542
         814,544  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007             814,592
         434,423  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $434,488)                                              5.36       05/01/2007             434,423
         434,423  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007             432,651
         130,327  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007             129,757
         217,212  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007             217,149
         217,212  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007             216,041
         271,515  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007             270,643
         108,606  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007             108,068
         162,909  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007             161,842
         282,375  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007             280,280
         456,144  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007             451,432
         310,482  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007             309,802
         543,029  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007             540,102
         360,137  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007             359,085
         148,866  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007             147,956
         206,351  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007             205,030
          39,391  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007              39,145
         108,606  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007             107,499
         227,529  CHARTA LLC++                                                           5.31       06/22/2007             225,807
         108,606  CHEYNE FINANCE LLC                                                     5.29       06/19/2007             107,831
         705,938  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008             705,804
          48,438  CHEYNE FINANCE LLC                                                     5.30       05/14/2007              48,346
         271,515  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007             271,534
         108,606  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007             108,601
         116,045  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007             116,080
         119,738  CIT GROUP INCORPORATED+/-                                              5.59       11/23/2007             119,785
       3,258,174  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $3,258,659)                                            5.36       05/01/2007           3,258,174
         141,188  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007             139,441
          54,303  COMERICA BANK+/-                                                       5.32       02/08/2008              54,211
         438,767  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007             438,127
         868,846  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007             866,309
         271,515  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008             271,447
         543,029  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007             543,024
         407,272  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007             406,441
         162,909  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007             162,767
         420,554  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007             420,003
         271,515  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007             270,841
          52,641  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007              52,488
         394,185  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007             391,429
       2,377,665  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,378,019)                                            5.36       05/01/2007           2,377,665
         543,029  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007             543,067
          70,833  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007              70,152
         135,703  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007             135,726
         304,096  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007             302,856
         271,515  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008             271,517


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


 LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         21,721  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42%      05/15/2007   $          21,722
         380,120  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007             380,147
         705,938  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007             705,938
         271,515  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32       05/23/2008             271,550
          65,163  K2 (USA) LLC+++/-                                                      5.30       07/16/2007              65,169
         108,606  K2 (USA) LLC+++/-                                                      5.33       09/28/2007             108,606
          33,038  KESTREL FUNDING US LLC                                                 5.27       05/21/2007              32,941
         597,332  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008             597,314
         493,831  KESTREL FUNDING US LLC++                                               5.30       06/28/2007             489,663
         543,029  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007             538,918
          73,233  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007              72,454
         325,817  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007             322,025
         195,490  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007             193,129
         666,177  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007             658,030
         166,069  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007             165,730
         152,276  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007             152,253
         135,757  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007             135,756
          36,991  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007              36,921
         705,938  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007             704,907
         306,410  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007             305,472
         781,962  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007             781,281
          32,582  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007              32,155
         695,077  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007             695,077
         229,158  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007             229,250
         271,515  MORGAN STANLEY+/-                                                      5.31       07/12/2007             271,515
         271,515  MORGAN STANLEY+/-                                                      5.38       08/07/2007             271,515
         398,692  MORGAN STANLEY+/-                                                      5.48       07/27/2007             398,796
       2,403,876  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,404,234)                                            5.36       05/01/2007           2,403,876
          50,230  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008              50,234
          43,442  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007              43,448
         311,319  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007             311,434
         202,713  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007             202,476
         543,029  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008             543,062
         156,867  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007             156,867
          54,303  PICAROS FUNDING PLC++                                                  5.27       06/22/2007              53,892
         309,527  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007             309,960
         271,515  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007             271,515
         206,351  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007             206,351
          43,931  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007              43,941
         136,528  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007             136,250
         390,981  SEDNA FINANCE INCORPORATED+++/-                                        5.29       04/10/2008             390,918
         249,793  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008             249,793
          43,442  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007              42,742
         217,212  SLM CORPORATION+++/-                                                   5.33       05/12/2008             216,916
         304,096  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008             304,212
         217,212  TANGO FINANCE CORPORATION                                              5.32       07/31/2007             214,340
          62,785  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008              62,784
         271,515  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007             271,531
         271,515  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008             271,534
         108,606  VERSAILLES CDS LLC++                                                   5.31       05/11/2007             108,447
         543,029  VETRA FINANCE CORPORATION                                              5.28       06/12/2007             539,711
          76,773  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007              76,628
         249,392  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007             246,778
          22,927  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007              22,844

                                                                                                                        35,555,508
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,726,663)                                                              35,726,663
                                                                                                              --------------------
SHARES            SECURITY NAME                                                                                        VALUE

SHORT-TERM INVESTMENTS - 1.02%
       4,024,789  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   $        4,024,789
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,024,789)                                                                           4,024,789
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,893,037)*                                     108.89%                                               $       428,437,132

OTHER ASSETS AND LIABILITIES, NET                         (8.89)                                                       (34,982,796)
                                                       -------                                                --------------------

TOTAL NET ASSETS 100.00% $ 393,454,336 ------- -------------------- + NON-INCOME
    EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,024,789.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------




SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 94.75%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.40%
          16,610  JONES APPAREL GROUP INCORPORATED                                                             $           554,608
           7,690  VF CORPORATION                                                                                           675,259

                                                                                                                         1,229,867
                                                                                                              --------------------

BUSINESS SERVICES - 5.76%
          30,550  MICROSOFT CORPORATION                                                                                    914,667
          11,200  OMNICOM GROUP INCORPORATED                                                                             1,172,752

                                                                                                                         2,087,419
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 7.86%
           9,600  AVON PRODUCTS INCORPORATED                                                                               382,080
          12,500  COLGATE-PALMOLIVE COMPANY                                                                                846,750
           1,730  HENKEL KGAA ADR<<                                                                                        241,768
           3,600  HENKEL KGAA ADR PREFERRED                                                                                569,285
          12,550  JOHNSON & JOHNSON                                                                                        805,961

                                                                                                                         2,845,844
                                                                                                              --------------------

COMMUNICATIONS - 3.37%
          42,442  VODAFONE GROUP PLC ADR                                                                                 1,219,359
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 7.76%
          22,570  BANK OF AMERICA CORPORATION                                                                            1,148,813
          13,510  JPMORGAN CHASE & COMPANY                                                                                 703,871
          13,900  STATE STREET CORPORATION                                                                                 957,293

                                                                                                                         2,809,977
                                                                                                              --------------------

EATING & DRINKING PLACES - 3.33%
          24,950  MCDONALD'S CORPORATION                                                                                 1,204,586
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.10%
          47,100  FLEXTRONICS INTERNATIONAL LIMITED+                                                                       525,165
          24,210  GENERAL ELECTRIC COMPANY                                                                                 892,381
          23,300  MOLEX INCORPORATED CLASS A                                                                               624,207
          21,000  NOKIA OYJ ADR                                                                                            530,250

                                                                                                                         2,572,003
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.13%
          15,050  ILLINOIS TOOL WORKS INCORPORATED                                                                         772,216
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 3.27%
          10,740  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    528,301
           7,760  DIAGEO PLC ADR                                                                                           654,944

                                                                                                                         1,183,245
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 1.98%
          15,000  WAL-MART STORES INCORPORATED                                                                             718,800
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 2.48%
             248  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 899,744
                                                                                                              --------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.59%
          16,300  WILLIAMS-SONOMA INCORPORATED                                                                             574,086
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.01%
          21,190  DELL INCORPORATED+                                                                           $           534,200
           7,300  DIEBOLD INCORPORATED<<                                                                                   347,991
          19,880  DOVER CORPORATION                                                                                        956,626
           7,900  EATON CORPORATION                                                                                        704,759
          15,000  PITNEY BOWES INCORPORATED                                                                                720,000

                                                                                                                         3,263,576
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.34%
          20,700  WILLIS GROUP HOLDINGS LIMITED                                                                            849,114
                                                                                                              --------------------

INSURANCE CARRIERS - 7.24%
          13,800  ALLSTATE CORPORATION                                                                                     860,016
          12,870  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                899,742
          12,370  MBIA INCORPORATED<<                                                                                      860,457

                                                                                                                         2,620,215
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.56%
           5,050  BECTON DICKINSON & COMPANY                                                                               397,385
          42,300  BOSTON SCIENTIFIC CORPORATION+                                                                           653,112
          19,720  QUEST DIAGNOSTICS INCORPORATED                                                                           964,111

                                                                                                                         2,014,608
                                                                                                              --------------------

MEDICAL PRODUCTS - 1.54%
           9,870  BAXTER INTERNATIONAL INCORPORATED                                                                        558,938
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.71%
          30,050  TYCO INTERNATIONAL LIMITED                                                                               980,532
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 1.31%
          16,940  ZALE CORPORATION+                                                                                        472,795
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.35%
          20,530  AMERICAN EXPRESS COMPANY                                                                               1,245,555
          16,500  COUNTRYWIDE FINANCIAL CORPORATION                                                                        611,820
           6,850  FREDDIE MAC                                                                                              443,743

                                                                                                                         2,301,118
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.11%
          14,200  EXXON MOBIL CORPORATION                                                                                1,127,196
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 1.07%
           7,500  HUBBELL INCORPORATED CLASS B                                                                             387,675
                                                                                                              --------------------

TRAVEL & RECREATION - 2.04%
          15,100  CARNIVAL CORPORATION<<                                                                                    738,239
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS - 2.44%
          12,400  KIMBERLY-CLARK CORPORATION                                                                               882,504
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $28,255,374)                                                                                  34,313,656
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 5.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
           9,174  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     9,174



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
             464  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $              464

                                                                                                                            9,638
                                                                                                              -------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.53%
$          5,505  AMERICAN GENERAL FINANCE CORPORATION+++/-                              5.37%      05/14/2008               5,505
          28,181  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47       08/16/2007              28,192
           6,696  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.31       05/30/2007               6,668
          15,291  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.34       10/25/2007              15,292
          15,291  BANCO SANTANDER TOTTA LOAN+++/-                                        5.32       05/16/2008              15,292
          45,872  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007              45,875
          24,465  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $24,469)                                               5.36       05/01/2007              24,465
          24,465  BUCKINGHAM II CDO LLC                                                  5.31       05/29/2007              24,365
           7,340  CAIRN HIGH GRADE FUNDING I LLC++                                       5.27       05/31/2007               7,308
          12,233  CAIRN HIGH GRADE FUNDING I LLC++                                       5.28       05/03/2007              12,229
          12,233  CAIRN HIGH GRADE FUNDING I LLC                                         5.28       06/07/2007              12,167
          15,291  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29       05/23/2007              15,242
           6,116  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/04/2007               6,086
           9,174  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       06/15/2007               9,114
          15,902  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30       06/21/2007              15,784
          25,689  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33       07/11/2007              25,423
          17,485  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       05/16/2007              17,447
          30,582  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28       06/07/2007              30,417
          20,282  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       05/21/2007              20,223
           8,384  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/12/2007               8,332
          11,621  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29       06/14/2007              11,547
           2,218  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30       06/13/2007               2,205
           6,116  CEDAR SPRINGS CAPITAL COMPANY                                          5.30       07/10/2007               6,054
          12,814  CHARTA LLC++                                                           5.31       06/22/2007              12,717
           6,116  CHEYNE FINANCE LLC                                                     5.29       06/19/2007               6,073
          39,756  CHEYNE FINANCE LLC+++/-                                                5.29       02/25/2008              39,749
           2,728  CHEYNE FINANCE LLC                                                     5.30       05/14/2007               2,723
          15,291  CHEYNE FINANCE LLC SERIES MTN+++/-                                     5.32       07/16/2007              15,292
           6,116  CIT GROUP INCORPORATED+/-                                              5.42       12/19/2007               6,116
           6,535  CIT GROUP INCORPORATED+/-                                              5.57       09/20/2007               6,537
           6,743  CIT GROUP INCORPORATED+/-                                              5.59       11/23/2007               6,746
         183,490  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $183,517)                                              5.36       05/01/2007             183,490
           7,951  COBBLER FUNDING LIMITED++                                              5.33       07/25/2007               7,853
           3,058  COMERICA BANK+/-                                                       5.32       02/08/2008               3,053
          24,710  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/11/2007              24,674
          48,931  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.31       05/21/2007              48,788
          15,291  CULLINAN FINANCE CORPORATION+++/-                                      5.32       02/12/2008              15,287
          30,582  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                          5.28       06/25/2007              30,581
          22,936  DEER VALLEY FUNDING LLC++                                              5.27       05/15/2007              22,889
           9,174  DEER VALLEY FUNDING LLC                                                5.31       05/07/2007               9,167
          23,684  DEER VALLEY FUNDING LLC++                                              5.31       05/10/2007              23,653
          15,291  DEER VALLEY FUNDING LLC++                                              5.31       05/18/2007              15,253
           2,965  DEER VALLEY FUNDING LLC++                                              5.31       05/21/2007               2,956
          22,199  DEER VALLEY FUNDING LLC++                                              5.32       06/18/2007              22,044
         133,902  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $133,922)                                              5.36       05/01/2007             133,902
          30,582  FIVE FINANCE INCORPORATED SERIES MTN+++/-                              5.37       06/13/2007              30,584
           3,989  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.27       07/06/2007               3,951
           7,642  GENWORTH FINANCIAL INCORPORATED+/-                                     5.50       06/15/2007               7,644
          17,126  GEORGE STREET FINANCE LLC++                                            5.31       05/29/2007              17,056
          15,291  HARRIER FINANCE FUNDING LLC+++/-                                       5.30       01/11/2008              15,291
           1,223  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                            5.42       05/15/2007               1,223
          21,407  IBM CORPORATION SERIES MTN+/-                                          5.35       06/28/2007              21,409
          39,756  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39       09/17/2007              39,756


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         15,291  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.32%      05/23/2008   $          15,293
           3,670  K2 (USA) LLC+++/-                                                      5.30       07/16/2007               3,670
           6,116  K2 (USA) LLC+++/-                                                      5.33       09/28/2007               6,116
           1,861  KESTREL FUNDING US LLC                                                 5.27       05/21/2007               1,855
          33,640  KESTREL FUNDING US LLC+++/-                                            5.29       02/25/2008              33,639
          27,811  KESTREL FUNDING US LLC++                                               5.30       06/28/2007              27,576
          30,582  KLIO III FUNDING CORPORATION++                                         5.31       06/22/2007              30,350
           4,124  KLIO III FUNDING CORPORATION++                                         5.32       07/13/2007               4,080
          18,349  KLIO III FUNDING CORPORATION++                                         5.32       07/20/2007              18,135
          11,009  KLIO III FUNDING CORPORATION++                                         5.32       07/23/2007              10,876
          37,517  KLIO III FUNDING CORPORATION++                                         5.33       07/24/2007              37,058
           9,352  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       05/15/2007               9,333
           8,576  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.32       05/02/2007               8,574
           7,645  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.33       06/26/2007               7,645
           2,083  LIBERTY HARBOUR CDO II LIMITED                                         5.30       05/14/2007               2,079
          39,756  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/11/2007              39,698
          17,256  LIBERTY HARBOUR CDO II LIMITED                                         5.31       05/22/2007              17,203
          44,038  LIQUID FUNDING LIMITED                                                 5.30       05/07/2007              43,999
           1,835  LIQUID FUNDING LIMITED                                                 5.31       07/30/2007               1,811
          39,145  LIQUID FUNDING LIMITED+++/-                                            5.33       11/13/2007              39,145
          12,905  METLIFE GLOBAL FUNDING I+++/-                                          5.42       10/05/2007              12,911
          15,291  MORGAN STANLEY+/-                                                      5.31       07/12/2007              15,291
          15,291  MORGAN STANLEY+/-                                                      5.38       08/07/2007              15,291
          22,453  MORGAN STANLEY+/-                                                      5.48       07/27/2007              22,459
         135,379  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $135,399)                                              5.36       05/01/2007             135,379
           2,829  MORGAN STANLEY SERIES EXL+/-                                           5.38       05/15/2008               2,829
           2,447  NATIONAL CITY BANK+/-                                                  5.41       09/04/2007               2,447
          17,532  NATIONWIDE BUILDING SOCIETY+++/-                                       5.48       07/20/2007              17,539
          11,416  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30       05/09/2007              11,403
          30,582  NORTHERN ROCK PLC+++/-SS.                                              5.34       06/04/2008              30,583
           8,834  PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.30       05/15/2007               8,834
           3,058  PICAROS FUNDING PLC++                                                  5.27       06/22/2007               3,035
          17,432  PREMIUM ASSET TRUST+++/-                                               5.47       12/21/2007              17,456
          15,291  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.36       12/16/2007              15,291
          11,621  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37       08/27/2007              11,621
           2,474  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37       10/22/2007               2,475
           7,689  REGENCY MARKETS #1 LLC++                                               5.26       05/15/2007               7,673
          22,019  SEDNA FINANCE INCORPORATED+++/-                                        5.29       04/10/2008              22,015
          14,068  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39       04/11/2008              14,068
           2,447  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.23       08/20/2007               2,407
          12,233  SLM CORPORATION+++/-                                                   5.33       05/12/2008              12,216
          17,126  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.35       04/03/2008              17,132
          12,233  TANGO FINANCE CORPORATION                                              5.32       07/31/2007              12,071
           3,536  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/08/2008               3,536
          15,291  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.33       06/15/2007              15,292
          15,291  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34       05/08/2008              15,292
           6,116  VERSAILLES CDS LLC++                                                   5.31       05/11/2007               6,107
          30,582  VETRA FINANCE CORPORATION                                              5.28       06/12/2007              30,395
           4,324  WHISTLEJACKET CAPITAL LIMITED                                          5.30       05/14/2007               4,315
          14,045  WHISTLEJACKET CAPITAL LIMITED                                          5.31       07/12/2007              13,898
           1,291  WORLD OMNI VEHICLE LEASING++                                           5.30       05/24/2007               1,287

                                                                                                                         2,002,372
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,012,010)                                                                2,012,010
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 5.80%
       2,102,427  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            2,102,427
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                  PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       VALUE

TOTAL SHORT-TERM INVESTMENTS (COST $2,102,427)                                                                          2,102,427
                                                                                                              -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $32,369,811)*                                      106.11%                                               $        38,428,093

OTHER ASSETS AND LIABILITIES, NET                         (6.11)                                                         2,212,383)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $        36,215,710
                                                       -------                                                --------------------

+    NON-INCOME EARNING SECURITIES.
<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/-  VARIABLE RATE INVESTMENTS.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,102,427.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK FUNDS LOAD & NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------
The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
  Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.
  Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fairvalue pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
  Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.
  Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, Wells Fargo Advantage Large Cap Growth Fund, and Wells Fargo Advantage Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, Wells Fargo Advantage Large Cap Growth Fund, and Wells Fargo Advantage Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                    Wells Fargo Funds Trust


                                                    By: /s/ Karla M. Rabusch


                                                        Karla M. Rabusch
                                                        President
                                                    Date: May 30, 2007


                                                    By: /s/ Stephen W. Leonhardt


                                                        Stephen W. Leonhardt
                                                        Treasurer
                                                    Date: May 30, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                    Wells Fargo Funds Trust



                                                    By: /s/ Karla M. Rabusch


                                                         Karla M. Rabusch
                                                         President
                                                    Date: May 30, 2007


                                                    By: /s/ Stephen W. Leonhardt


                                                         Stephen W. Leonhardt
                                                         Treasurer

                                                    Date: May 30, 2007